AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 85.7%
Affiliated Mutual Fund — 13.8%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	184,585,451	$1,984,293,603
(cost $1,857,919,603)(wa)
Common Stocks — 54.8%
Aerospace & Defense — 0.9%
Boeing Co. (The)*	122,371	23,616,379
BWX Technologies, Inc.	16,792	1,723,195
General Dynamics Corp.	19,124	5,402,339
Howmet Aerospace, Inc.	115,247	7,886,352
Huntington Ingalls Industries, Inc.	12,222	3,562,346
Kratos Defense & Security Solutions, Inc.*(a)	75,779	1,392,818
L3Harris Technologies, Inc.	41,581	8,860,911
Lockheed Martin Corp.	8,725	3,968,741
Melrose Industries PLC (United Kingdom)	1,677,344	14,242,162
Moog, Inc. (Class A Stock)	10,286	1,642,160
Northrop Grumman Corp.	11,509	5,508,898
RTX Corp.	92,245	8,996,655
Safran SA (France)	74,110	16,783,819
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(a)	109,471	3,948,619
TransDigm Group, Inc.	10,917	13,445,377
Triumph Group, Inc.*	101,522	1,526,891
		122,507,662
Air Freight & Logistics — 0.1%
FedEx Corp.	35,251	10,213,625
GXO Logistics, Inc.*	27,431	1,474,690
		11,688,315
Automobile Components — 0.4%
Aptiv PLC*(a)	80,749	6,431,658
Autoliv, Inc. (Sweden)(a)	21,408	2,578,165
Autoliv, Inc. (Sweden), SDR	97,415	11,729,001
Denso Corp. (Japan)	739,300	14,158,832
Dowlais Group PLC (United Kingdom)	2,241,204	2,207,579
Gentherm, Inc.*	23,851	1,373,341
Magna International, Inc. (Canada)(a)	189,364	10,316,551
Stanley Electric Co. Ltd. (Japan)	213,900	3,786,742
Stoneridge, Inc.*	66,764	1,231,128
Visteon Corp.*	10,075	1,184,921
		54,997,918
Automobiles — 0.7%
General Motors Co.	92,956	4,215,555
Honda Motor Co. Ltd. (Japan)	395,600	4,895,032
Rivian Automotive, Inc. (Class A Stock)*(a)	305,782	3,348,313
Suzuki Motor Corp. (Japan)	721,200	8,234,134
Tesla, Inc.*	273,298	48,043,055
Toyota Motor Corp. (Japan)	1,110,800	28,075,437
		96,811,526
Banks — 2.5%
ANZ Group Holdings Ltd. (Australia)	408,170	7,823,032
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bancorp, Inc. (The)*	48,637	$1,627,394
Bank of America Corp.	515,904	19,563,080
BankUnited, Inc.	54,922	1,537,816
BNP Paribas SA (France)	152,897	10,885,486
Capitol Federal Financial, Inc.(a)	196,584	1,171,641
Citigroup, Inc.	383,752	24,268,476
DBS Group Holdings Ltd. (Singapore)	317,462	8,472,368
Dime Community Bancshares, Inc.	48,499	934,091
DNB Bank ASA (Norway)	986,675	19,612,684
East West Bancorp, Inc.(a)	87,813	6,946,886
Fifth Third Bancorp(a)	257,131	9,567,844
First BanCorp. (Puerto Rico)	151,176	2,651,627
HDFC Bank Ltd. (India)	515,861	8,995,389
Home BancShares, Inc.(a)	74,312	1,825,846
Huntington Bancshares, Inc.	388,217	5,415,627
ING Groep NV (Netherlands)	1,502,753	24,740,257
Intesa Sanpaolo SpA (Italy)	2,911,914	10,571,813
JPMorgan Chase & Co.(a)	305,005	61,092,501
M&T Bank Corp.	3,500	509,040
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,385,600	14,097,236
National Bank Holdings Corp. (Class A Stock)	39,642	1,429,887
National Bank of Canada (Canada)	214,660	18,075,464
OFG Bancorp (Puerto Rico)	67,215	2,474,184
Pacific Premier Bancorp, Inc.	66,236	1,589,664
PNC Financial Services Group, Inc. (The)	40,200	6,496,320
Popular, Inc. (Puerto Rico)	50,100	4,413,309
Seacoast Banking Corp. of Florida	63,245	1,605,791
Standard Chartered PLC (United Kingdom)	803,821	6,814,570
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	243,162	5,239,316
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,180,726	11,937,123
Truist Financial Corp.	96,706	3,769,600
United Overseas Bank Ltd. (Singapore)	588,200	12,787,489
Webster Financial Corp.	67,607	3,432,407
Wells Fargo & Co.	475,163	27,540,447
Westamerica BanCorp	38,954	1,904,072
Western Alliance Bancorp	85,875	5,512,316
WSFS Financial Corp.	42,404	1,914,117
Zions Bancorp NA	20,164	875,118
		360,121,328
Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,720	828,022
Celsius Holdings, Inc.*	21,650	1,795,218
Coca-Cola Co. (The)	493,475	30,190,801
Constellation Brands, Inc. (Class A Stock)	36,314	9,868,693
Diageo PLC (United Kingdom)	363,381	13,445,904
Heineken NV (Netherlands)	138,918	13,392,756
Keurig Dr. Pepper, Inc.	323,087	9,909,078
Kirin Holdings Co. Ltd. (Japan)	321,100	4,465,316
Monster Beverage Corp.*(a)	108,505	6,432,176
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	158,481	$27,735,760
		118,063,724
Biotechnology — 1.0%
AbbVie, Inc.	172,128	31,344,509
ACADIA Pharmaceuticals, Inc.*	63,993	1,183,231
Agios Pharmaceuticals, Inc.*	28,528	834,159
Akero Therapeutics, Inc.*	16,043	405,246
Alkermes PLC*(a)	49,363	1,336,256
Alnylam Pharmaceuticals, Inc.*(a)	15,437	2,307,060
Alpine Immune Sciences, Inc.*	18,042	715,185
Amgen, Inc.(a)	72,862	20,716,124
Apogee Therapeutics, Inc.*(a)	7,199	478,374
Argenx SE (Netherlands), ADR*	16,500	6,496,380
Avidity Biosciences, Inc.*	14,339	365,931
Biogen, Inc.*	26,199	5,649,290
Biohaven Ltd.*(a)	21,800	1,192,242
BioMarin Pharmaceutical, Inc.*	19,723	1,722,607
Blueprint Medicines Corp.*(a)	23,431	2,222,665
Cargo Therapeutics, Inc.*(a)	22,246	496,531
Celldex Therapeutics, Inc.*	19,819	831,803
Crinetics Pharmaceuticals, Inc.*	20,360	953,052
Denali Therapeutics, Inc.*	17,325	355,509
Exact Sciences Corp.*(a)	17,531	1,210,691
Exelixis, Inc.*	18,136	430,367
Genmab A/S (Denmark)*	20,515	6,150,985
Gilead Sciences, Inc.	40,404	2,959,593
Ideaya Biosciences, Inc.*	15,421	676,673
IGM Biosciences, Inc.*(a)	70,074	676,214
Insmed, Inc.*	87,197	2,365,655
Intellia Therapeutics, Inc.*	21,376	588,054
Ionis Pharmaceuticals, Inc.*(a)	38,274	1,659,178
Kymera Therapeutics, Inc.*	32,396	1,302,319
Madrigal Pharmaceuticals, Inc.*(a)	2,408	643,032
Moderna, Inc.*(a)	11,158	1,188,996
Morphic Holding, Inc.*	14,336	504,627
Neurocrine Biosciences, Inc.*	15,457	2,131,829
Prothena Corp. PLC (Ireland)*(a)	21,953	543,776
Regeneron Pharmaceuticals, Inc.*	11,109	10,692,301
Relay Therapeutics, Inc.*	71,981	597,442
Replimune Group, Inc.*(a)	59,181	483,509
REVOLUTION Medicines, Inc.*	36,348	1,171,496
Rocket Pharmaceuticals, Inc.*	22,990	619,351
Scholar Rock Holding Corp.*	138,560	2,460,826
SpringWorks Therapeutics, Inc.*(a)	16,429	808,635
Ultragenyx Pharmaceutical, Inc.*	26,159	1,221,364
Vaxcyte, Inc.*(a)	14,889	1,017,068
Vera Therapeutics, Inc.*	18,278	788,147
Vertex Pharmaceuticals, Inc.*	37,847	15,820,424
Xencor, Inc.*	42,735	945,726
		139,264,432
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR(a)	34,714	2,511,905
Amazon.com, Inc.*	1,034,291	186,565,411
Kohl’s Corp.(a)	83,273	2,427,408
Next PLC (United Kingdom)	105,660	12,316,202
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	9,693	$771,272
		204,592,198
Building Products — 0.2%
Armstrong World Industries, Inc.	27,443	3,408,969
AZEK Co., Inc. (The)*	40,755	2,046,716
Carlisle Cos., Inc.	5,492	2,152,040
Carrier Global Corp.(a)	149,927	8,715,257
Gibraltar Industries, Inc.*	34,242	2,757,508
Insteel Industries, Inc.	59,581	2,277,186
Johnson Controls International PLC	57,919	3,783,269
Trane Technologies PLC	11,163	3,351,133
Trex Co., Inc.*	22,167	2,211,158
		30,703,236
Capital Markets — 1.4%
Ares Management Corp. (Class A Stock)	65,497	8,709,791
Bank of New York Mellon Corp. (The)	118,643	6,836,210
BlackRock, Inc.(a)	6,712	5,595,794
Blackstone, Inc.	23,200	3,047,784
Blue Owl Capital, Inc.	106,784	2,013,946
Bridgepoint Group PLC (United Kingdom), 144A	1,438,543	4,707,766
Brookfield Corp. (Canada)	247,388	10,351,742
Cboe Global Markets, Inc.	17,260	3,171,180
Charles Schwab Corp. (The)	319,876	23,139,830
CME Group, Inc.	22,470	4,837,566
Coinbase Global, Inc. (Class A Stock)*	18,052	4,785,946
Goldman Sachs Group, Inc. (The)	38,438	16,055,168
Intercontinental Exchange, Inc.(a)	89,839	12,346,574
Julius Baer Group Ltd. (Switzerland)	177,321	10,284,332
KKR & Co., Inc.	95,751	9,630,636
Lazard, Inc.	20,580	861,685
LPL Financial Holdings, Inc.	27,157	7,174,879
Macquarie Group Ltd. (Australia)	66,541	8,655,493
Moody’s Corp.(a)	10,116	3,975,892
Morgan Stanley	131,730	12,403,697
Morningstar, Inc.	8,079	2,491,321
MSCI, Inc.	10,256	5,747,975
Open Lending Corp.*	117,647	736,470
S&P Global, Inc.(a)	41,039	17,460,043
Tradeweb Markets, Inc. (Class A Stock)	71,537	7,452,009
Virtus Investment Partners, Inc.	12,631	3,132,235
XP, Inc. (Brazil) (Class A Stock)	171,209	4,393,223
		199,999,187
Chemicals — 1.1%
Air Liquide SA (France)	92,543	19,253,451
Akzo Nobel NV (Netherlands)	117,581	8,785,362
Asahi Kasei Corp. (Japan)	814,900	5,975,890
BASF SE (Germany)	167,079	9,547,546
CF Industries Holdings, Inc.(a)	93,118	7,748,349
Covestro AG (Germany), 144A*	159,491	8,724,151
Element Solutions, Inc.	66,268	1,655,375
HB Fuller Co.	20,324	1,620,636
Huntsman Corp.	60,722	1,580,594

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	12,883	$1,107,809
Johnson Matthey PLC (United Kingdom)	296,466	6,699,642
LG Chem Ltd. (South Korea)	2,428	794,697
Linde PLC(a)	92,712	43,048,036
Lotte Chemical Corp. (South Korea)	5,142	458,408
Minerals Technologies, Inc.	16,398	1,234,441
Mosaic Co. (The)	150,350	4,880,361
Quaker Chemical Corp.(a)	5,970	1,225,342
RPM International, Inc.(a)	74,268	8,834,179
Scotts Miracle-Gro Co. (The)	30,798	2,297,223
Sherwin-Williams Co. (The)	38,073	13,223,895
Shin-Etsu Chemical Co. Ltd. (Japan)	57,700	2,530,835
Umicore SA (Belgium)	242,376	5,225,527
		156,451,749
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. (Class A Stock)*	7,308	722,542
Cintas Corp.	5,010	3,442,020
Copart, Inc.*	152,130	8,811,370
Element Fleet Management Corp. (Canada)	900,916	14,559,117
HNI Corp.	59,510	2,685,686
MSA Safety, Inc.	12,668	2,452,398
OPENLANE, Inc.*	84,120	1,455,276
Republic Services, Inc.	21,516	4,119,023
Stericycle, Inc.*	40,573	2,140,226
Veralto Corp.	8,592	761,767
Waste Connections, Inc.	57,624	9,911,904
		51,061,329
Communications Equipment — 0.2%
Arista Networks, Inc.*	26,328	7,634,594
Ciena Corp.*	21,545	1,065,400
Cisco Systems, Inc.	261,920	13,072,427
Harmonic, Inc.*	61,980	833,011
Lumentum Holdings, Inc.*(a)	21,308	1,008,934
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,747,360	9,397,582
		33,011,948
Construction & Engineering — 0.2%
API Group Corp.*(a)	64,521	2,533,740
Comfort Systems USA, Inc.	6,560	2,084,178
EMCOR Group, Inc.(a)	4,382	1,534,576
Quanta Services, Inc.(a)	3,500	909,300
Valmont Industries, Inc.	6,730	1,536,324
WillScot Mobile Mini Holdings Corp.*(a)	100,875	4,690,688
Worley Ltd. (Australia)	841,419	9,184,239
		22,473,045
Construction Materials — 0.1%
Summit Materials, Inc. (Class A Stock)*	53,429	2,381,331
Vulcan Materials Co.	31,163	8,505,006
		10,886,337
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.2%
Ally Financial, Inc.	29,098	$1,181,088
American Express Co.	80,784	18,393,709
Capital One Financial Corp.	23,800	3,543,582
Discover Financial Services	29,255	3,835,038
OneMain Holdings, Inc.(a)	73,936	3,777,390
SLM Corp.(a)	65,426	1,425,633
Synchrony Financial	46,100	1,987,832
		34,144,272
Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	36,502	2,761,376
Casey’s General Stores, Inc.(a)	9,409	2,996,296
Costco Wholesale Corp.	47,239	34,608,709
Dollar General Corp.(a)	61,158	9,544,317
Seven & i Holdings Co. Ltd. (Japan)	978,900	14,268,335
Sprouts Farmers Market, Inc.*(a)	37,312	2,405,878
Sysco Corp.	31,400	2,549,052
Target Corp.	50,854	9,011,837
Walmart, Inc.	482,424	29,027,452
Welcia Holdings Co. Ltd. (Japan)	134,300	2,283,664
		109,456,916
Containers & Packaging — 0.2%
Amcor PLC, CDI	294,625	2,771,023
Avery Dennison Corp.	20,137	4,495,585
Ball Corp.(a)	113,614	7,653,039
Graphic Packaging Holding Co.(a)	95,712	2,792,876
Myers Industries, Inc.	115,576	2,677,896
Packaging Corp. of America	22,480	4,266,255
Westrock Co.	74,920	3,704,794
		28,361,468
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*(a)	28,361	3,215,003
Duolingo, Inc.*	10,139	2,236,461
Service Corp. International(a)	18,001	1,335,854
Strategic Education, Inc.	15,008	1,562,633
		8,349,951
Diversified REITs — 0.0%
Tokyu REIT, Inc. (Japan)	44	46,815
WP Carey, Inc.	30,577	1,725,766
		1,772,581
Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)	5,340,463	7,390,994
Cellnex Telecom SA (Spain), 144A	20,641	730,169
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
Iridium Communications, Inc.	24,071	629,697
KT Corp. (South Korea)	263,064	7,419,762
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	96,906	1,709,422
Nippon Telegraph & Telephone Corp. (Japan)	20,122,400	23,967,858
Verizon Communications, Inc.(a)	134,639	5,649,453
		47,497,360

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.5%
Constellation Energy Corp.(a)	45,000	$8,318,250
FirstEnergy Corp.	261,234	10,088,857
IDACORP, Inc.(a)	14,841	1,378,581
MGE Energy, Inc.(a)	14,339	1,128,766
NextEra Energy, Inc.(a)	370,302	23,666,001
OGE Energy Corp.(a)	28,448	975,766
PG&E Corp.	995,296	16,681,161
PPL Corp.	37,607	1,035,321
Southern Co. (The)(a)	159,729	11,458,958
		74,731,661
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	437,002	20,272,654
Atkore, Inc.(a)	12,419	2,364,081
Emerson Electric Co.(a)	18,504	2,098,724
Hubbell, Inc.	11,311	4,694,631
Legrand SA (France)	138,424	14,658,648
Mitsubishi Electric Corp. (Japan)	1,029,900	17,239,443
Plug Power, Inc.*(a)	120,039	412,934
Prysmian SpA (Italy)	289,891	15,118,961
Rockwell Automation, Inc.(a)	31,402	9,148,345
Schneider Electric SE	3,940	890,741
Sensata Technologies Holding PLC	26,318	966,923
Shoals Technologies Group, Inc. (Class A Stock)*(a)	52,990	592,428
Sunrun, Inc.*(a)	65,162	858,835
Thermon Group Holdings, Inc.*	52,047	1,702,978
Vertiv Holdings Co. (Class A Stock)	35,885	2,930,728
		93,951,054
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	149,489	17,243,556
Belden, Inc.(a)	31,196	2,889,061
Cognex Corp.(a)	51,504	2,184,800
Coherent Corp.*(a)	46,620	2,826,104
Hamamatsu Photonics KK (Japan)	165,900	5,849,027
Largan Precision Co. Ltd. (Taiwan)	40,000	3,036,319
Littelfuse, Inc.	9,505	2,303,537
Murata Manufacturing Co. Ltd. (Japan)	469,000	8,771,432
Novanta, Inc.*(a)	11,554	2,019,293
Omron Corp. (Japan)	95,300	3,412,411
TE Connectivity Ltd.	73,514	10,677,173
Teledyne Technologies, Inc.*(a)	16,965	7,283,414
Zebra Technologies Corp. (Class A Stock)*(a)	15,607	4,704,574
		73,200,701
Energy Equipment & Services — 0.3%
Atlas Energy Solutions, Inc.(a)	59,985	1,356,861
Baker Hughes Co.(a)	56,488	1,892,348
Expro Group Holdings NV*(a)	79,444	1,586,497
Halliburton Co.(a)	277,938	10,956,316
Noble Corp. PLC	59,554	2,887,773
Schlumberger NV(a)	311,286	17,061,586
Seadrill Ltd. (Norway)*	21,339	1,073,352
TechnipFMC PLC (United Kingdom)	254,120	6,380,953
Tenaris SA, ADR	24,506	962,350
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.*	34,020	$3,129,840
Weatherford International PLC*	10,328	1,192,058
		48,479,934
Entertainment — 0.5%
Endeavor Group Holdings, Inc. (Class A Stock)	84,654	2,178,147
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	35,397	2,322,043
Madison Square Garden Sports Corp.*	3,561	657,076
Netflix, Inc.*	67,007	40,695,361
ROBLOX Corp. (Class A Stock)*	42,609	1,626,812
Sphere Entertainment Co.*(a)	27,923	1,370,461
Walt Disney Co. (The)	133,526	16,338,241
Warner Music Group Corp. (Class A Stock)(a)	33,249	1,097,882
		66,286,023
Financial Services — 1.9%
Adyen NV (Netherlands), 144A*	2,572	4,344,460
Affirm Holdings, Inc.*(a)	32,028	1,193,363
Apollo Global Management, Inc.(a)	99,276	11,163,586
Berkshire Hathaway, Inc. (Class B Stock)*(a)	148,162	62,305,084
Block, Inc.*	48,009	4,060,601
Challenger Ltd. (Australia)	658,758	3,051,557
Corebridge Financial, Inc.(a)	376,750	10,824,028
Corpay, Inc.*	37,051	11,431,716
Equitable Holdings, Inc.	257,873	9,801,753
Euronet Worldwide, Inc.*	16,646	1,829,895
Fiserv, Inc.*(a)	156,171	24,959,249
Global Payments, Inc.(a)	104,425	13,957,445
Mastercard, Inc. (Class A Stock)(a)	94,197	45,362,449
Mitsubishi HC Capital, Inc. (Japan)	777,700	5,424,180
Payoneer Global, Inc.*	253,418	1,231,611
Toast, Inc. (Class A Stock)*(a)	67,471	1,681,377
Visa, Inc. (Class A Stock)(a)	197,100	55,006,668
Voya Financial, Inc.(a)	131,381	9,711,684
Western Union Co. (The)	51,062	713,847
WEX, Inc.*(a)	5,079	1,206,415
		279,260,968
Food Products — 0.6%
Barry Callebaut AG (Switzerland)	4,053	5,887,391
Darling Ingredients, Inc.*(a)	37,172	1,728,870
Flowers Foods, Inc.	77,063	1,830,246
Freshpet, Inc.*(a)	8,932	1,034,861
Kraft Heinz Co. (The)	94,368	3,482,179
Mondelez International, Inc. (Class A Stock)	156,228	10,935,960
Mriya Recovery Certificates (Ukraine)^	1,359,527	7,334
Nestle SA	418,457	44,461,039
Post Holdings, Inc.*	20,825	2,213,281
Tyson Foods, Inc. (Class A Stock)	28,275	1,660,591
Wilmar International Ltd. (China)	3,551,600	9,021,506
		82,263,258

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.0%
Beijing Enterprises Holdings Ltd. (China)	807,500	$2,345,138
Chesapeake Utilities Corp.	5,311	569,870
National Fuel Gas Co.	11,677	627,289
ONE Gas, Inc.(a)	13,736	886,384
Southwest Gas Holdings, Inc.(a)	16,347	1,244,497
		5,673,178
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)(a)	59,835	7,880,868
Canadian Pacific Kansas City Ltd. (Canada)(a)	31,443	2,772,329
Central Japan Railway Co. (Japan)	226,500	5,625,202
CSX Corp.	323,140	11,978,800
J.B. Hunt Transport Services, Inc.(a)	16,645	3,316,516
Landstar System, Inc.(a)	3,577	689,503
Norfolk Southern Corp.	36,282	9,247,193
Old Dominion Freight Line, Inc.(a)	74,496	16,337,718
Ryder System, Inc.(a)	15,289	1,837,585
Saia, Inc.*(a)	15,418	9,019,530
Uber Technologies, Inc.*	272,321	20,965,994
		89,671,238
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	103,814	11,799,499
Alcon, Inc. (Switzerland)	91,160	7,539,978
Atrion Corp.(a)	1,728	801,014
Avanos Medical, Inc.*	26,310	523,832
Baxter International, Inc.(a)	103,096	4,406,323
Becton, Dickinson & Co.	46,950	11,617,777
Boston Scientific Corp.*	136,205	9,328,680
Dexcom, Inc.*(a)	52,915	7,339,311
Edwards Lifesciences Corp.*	120,431	11,508,386
Elekta AB (Sweden) (Class B Stock)	757,259	5,707,854
Enovis Corp.*	11,288	704,936
Envista Holdings Corp.*	23,967	512,414
EssilorLuxottica SA (France)	51,386	11,624,111
Hologic, Inc.*	81,360	6,342,826
Inspire Medical Systems, Inc.*(a)	3,997	858,516
Intuitive Surgical, Inc.*	57,512	22,952,464
iRhythm Technologies, Inc.*(a)	11,068	1,283,888
Koninklijke Philips NV (Netherlands)*	436,780	8,741,696
Lantheus Holdings, Inc.*	20,966	1,304,924
Medtronic PLC(a)	73,441	6,400,383
Novocure Ltd.*	37,521	586,453
Penumbra, Inc.*(a)	15,271	3,408,182
PROCEPT BioRobotics Corp.*(a)	45,643	2,255,677
Siemens Healthineers AG (Germany), 144A*	254,530	15,566,440
Stryker Corp.	52,563	18,810,721
Teleflex, Inc.	11,585	2,620,179
Zimmer Biomet Holdings, Inc.	88,372	11,663,337
		186,209,801
Health Care Providers & Services — 1.1%
agilon health, Inc.*(a)	114,761	700,042
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Amedisys, Inc.*	9,296	$856,719
Cardinal Health, Inc.	33,700	3,771,030
Cencora, Inc.(a)	18,376	4,465,184
Centene Corp.*	18,300	1,436,184
Cigna Group (The)(a)	54,095	19,646,763
CVS Health Corp.	45,730	3,647,425
Elevance Health, Inc.	38,038	19,724,225
Fresenius SE & Co. KGaA (Germany)	288,689	7,785,023
Guardant Health, Inc.*	33,638	693,952
HCA Healthcare, Inc.(a)	13,742	4,583,369
Humana, Inc.	6,289	2,180,522
McKesson Corp.	23,017	12,356,677
Molina Healthcare, Inc.*	11,342	4,659,634
Pennant Group, Inc. (The)*	76,237	1,496,532
Select Medical Holdings Corp.	127,980	3,858,597
Tenet Healthcare Corp.*	98,057	10,306,771
U.S. Physical Therapy, Inc.(a)	10,193	1,150,484
UnitedHealth Group, Inc.	104,318	51,606,115
		154,925,248
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	255,567	3,616,273
Ventas, Inc.	109,963	4,787,789
Welltower, Inc.	185,428	17,326,392
		25,730,454
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	24,498	5,675,942
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	273,311	4,476,834
Host Hotels & Resorts, Inc.(a)	81,807	1,691,769
Invincible Investment Corp. (Japan)	4,090	1,837,121
Pebblebrook Hotel Trust(a)	152,246	2,346,111
		10,351,835
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	47,017	7,755,924
Amadeus IT Group SA (Spain)	146,071	9,377,278
Aramark	25,864	841,097
Booking Holdings, Inc.(a)	4,387	15,915,510
Cava Group, Inc.*	18,857	1,320,933
Chipotle Mexican Grill, Inc.*	6,478	18,830,056
Choice Hotels International, Inc.(a)	10,528	1,330,213
Compass Group PLC (United Kingdom)	635,052	18,627,760
Domino’s Pizza, Inc.	11,000	5,465,680
DoorDash, Inc. (Class A Stock)*	40,667	5,600,659
DraftKings, Inc. (Class A Stock)*	87,341	3,966,155
Hilton Worldwide Holdings, Inc.	67,854	14,473,937
InterContinental Hotels Group PLC (United Kingdom)	8,828	917,334
Kyoritsu Maintenance Co. Ltd. (Japan)	22,000	503,726
Las Vegas Sands Corp.	146,836	7,591,421
Marriott International, Inc. (Class A Stock)(a)	21,220	5,354,018
Marriott Vacations Worldwide Corp.	11,650	1,255,054
McDonald’s Corp.	77,140	21,749,623

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*(a)	110,270	$2,307,951
Papa John’s International, Inc.(a)	7,378	491,375
Planet Fitness, Inc. (Class A Stock)*	24,014	1,503,997
Red Robin Gourmet Burgers, Inc.*(a)	99,309	760,707
Royal Caribbean Cruises Ltd.*(a)	70,683	9,825,644
Starbucks Corp.	66,225	6,052,303
Vail Resorts, Inc.(a)	3,729	830,933
Wendy’s Co. (The)	44,974	847,310
Wingstop, Inc.	16,792	6,152,589
Wynn Resorts Ltd.	46,048	4,707,487
		174,356,674
Household Durables — 0.4%
Cavco Industries, Inc.*(a)	3,899	1,555,935
Green Brick Partners, Inc.*	12,424	748,298
Meritage Homes Corp.	20,766	3,643,602
NVR, Inc.*	1,487	12,044,641
Panasonic Holdings Corp. (Japan)	983,900	9,390,112
Persimmon PLC (United Kingdom)	442,535	7,337,454
Sony Group Corp. (Japan)	166,600	14,286,072
Tempur Sealy International, Inc.(a)	58,351	3,315,504
		52,321,618
Household Products — 0.4%
Colgate-Palmolive Co.	173,044	15,582,612
Procter & Gamble Co. (The)	248,979	40,396,843
		55,979,455
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	409,200	6,717,867
Vistra Corp.	45,114	3,142,190
		9,860,057
Industrial Conglomerates — 0.8%
3M Co.	25,686	2,724,514
DCC PLC (United Kingdom)	112,863	8,211,477
General Electric Co.(a)	213,231	37,428,437
Honeywell International, Inc.	96,575	19,822,019
Siemens AG (Germany)	237,708	45,387,699
		113,574,146
Industrial REITs — 0.5%
EastGroup Properties, Inc.	25,528	4,589,169
Goodman Group (Australia)	143,014	3,150,213
Granite Real Estate Investment Trust (Canada)(a)	12,986	741,167
Industrial & Infrastructure Fund Investment Corp. (Japan)	180	163,437
Mapletree Industrial Trust (Singapore)	636,500	1,102,937
Mitsui Fudosan Logistics Park, Inc. (Japan)	469	1,411,453
Prologis, Inc.	254,383	33,125,754
Rexford Industrial Realty, Inc.(a)	339,682	17,086,005
Segro PLC (United Kingdom)	186,370	2,124,903
Terreno Realty Corp.(a)	127,207	8,446,545
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Warehouses De Pauw CVA (Belgium)	38,069	$1,085,530
		73,027,113
Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	1,467,600	9,871,920
American International Group, Inc.(a)	240,375	18,790,114
AXA SA (France)	766,115	28,772,057
Axis Capital Holdings Ltd.	42,439	2,759,384
Chubb Ltd.	97,112	25,164,632
Definity Financial Corp. (Canada)(a)	146,978	4,680,987
Fidelity National Financial, Inc.(a)	27,618	1,466,516
First American Financial Corp.	21,716	1,325,762
Hanover Insurance Group, Inc. (The)	22,065	3,004,591
Hartford Financial Services Group, Inc. (The)	174,752	18,008,194
Kemper Corp.	47,651	2,950,550
Mandatum OYJ (Finland)*	321,706	1,436,370
Markel Group, Inc.*(a)	685	1,042,214
Marsh & McLennan Cos., Inc.	61,651	12,698,873
MetLife, Inc.	176,755	13,099,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	62,358	30,439,489
Palomar Holdings, Inc.*	8,107	679,610
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	513,000	2,178,034
RenaissanceRe Holdings Ltd. (Bermuda)(a)	59,439	13,969,948
Sampo OYJ (Finland) (Class A Stock)	307,590	13,120,627
Selective Insurance Group, Inc.	22,119	2,414,731
Storebrand ASA (Norway)	1,057,887	9,775,753
Sun Life Financial, Inc. (Canada)	246,276	13,437,864
Tokio Marine Holdings, Inc. (Japan)	594,400	18,632,221
Travelers Cos., Inc. (The)	33,147	7,628,451
Zurich Insurance Group AG (Switzerland)	31,749	17,151,269
		274,499,474
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	489,843	73,932,004
Alphabet, Inc. (Class C Stock)*(a)	688,839	104,882,626
IAC, Inc.*	20,293	1,082,429
LY Corp. (Japan)	1,515,500	3,838,704
Meta Platforms, Inc. (Class A Stock)	245,218	119,072,956
NAVER Corp. (South Korea)	42,317	5,879,002
Pinterest, Inc. (Class A Stock)*(a)	110,238	3,821,952
Snap, Inc. (Class A Stock)*	71,135	816,630
Tencent Holdings Ltd. (China)	81,800	3,186,105
		316,512,408
IT Services — 0.5%
Accenture PLC (Class A Stock)	98,481	34,134,499
Cloudflare, Inc. (Class A Stock)*	20,096	1,945,896
GoDaddy, Inc. (Class A Stock)*	27,658	3,282,451
International Business Machines Corp.	53,100	10,139,976
MongoDB, Inc.*(a)	11,722	4,203,978
NTT Data Group Corp. (Japan)	1,077,800	17,134,816

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Okta, Inc.*	6,955	$727,632
Snowflake, Inc. (Class A Stock)*	35,438	5,726,781
Twilio, Inc. (Class A Stock)*	20,365	1,245,320
		78,541,349
Leisure Products — 0.0%
Mattel, Inc.*	124,182	2,460,046
Peloton Interactive, Inc. (Class A Stock)*(a)	109,404	468,796
		2,928,842
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. (Class A Stock)*	25,828	969,325
Agilent Technologies, Inc.(a)	49,069	7,140,030
Avantor, Inc.*(a)	101,605	2,598,040
Bio-Techne Corp.(a)	66,918	4,710,358
Charles River Laboratories International, Inc.*	3,700	1,002,515
Danaher Corp.	59,440	14,843,357
Evotec SE (Germany)*	218,359	3,403,192
ICON PLC*	13,624	4,576,983
IQVIA Holdings, Inc.*	5,124	1,295,808
Mettler-Toledo International, Inc.*	3,800	5,058,902
Repligen Corp.*(a)	17,848	3,282,604
Thermo Fisher Scientific, Inc.(a)	55,207	32,086,861
		80,967,975
Machinery — 0.9%
Alamo Group, Inc.	11,226	2,563,233
Atmus Filtration Technologies, Inc.*	54,418	1,754,981
Caterpillar, Inc.	15,940	5,840,894
Chart Industries, Inc.*(a)	5,144	847,320
Cummins, Inc.	47,616	14,030,054
Deere & Co.	26,989	11,085,462
Dover Corp.	25,200	4,465,188
Enerpac Tool Group Corp.	41,052	1,463,914
Esab Corp.	58,085	6,422,458
Hillenbrand, Inc.	30,635	1,540,634
IDEX Corp.	31,679	7,730,310
Ingersoll Rand, Inc.(a)	101,758	9,661,922
KION Group AG (Germany)	139,069	7,315,544
Middleby Corp. (The)*(a)	18,103	2,910,781
Mueller Water Products, Inc. (Class A Stock)	226,404	3,642,840
Nordson Corp.	11,000	3,019,940
Otis Worldwide Corp.(a)	22,149	2,198,731
RBC Bearings, Inc.*(a)	10,663	2,882,742
Sandvik AB (Sweden)	576,355	12,795,529
SMC Corp. (Japan)	8,100	4,569,698
Stanley Black & Decker, Inc.(a)	136,059	13,324,258
THK Co. Ltd. (Japan)	203,300	4,779,910
Timken Co. (The)	12,760	1,115,607
Toro Co. (The)(a)	35,006	3,207,600
		129,169,550
Media — 0.3%
Comcast Corp. (Class A Stock)(a)	547,655	23,740,844
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
CyberAgent, Inc. (Japan)	783,200	$5,695,936
Nexstar Media Group, Inc.(a)	16,494	2,841,751
Scholastic Corp.	21,235	800,772
Trade Desk, Inc. (The) (Class A Stock)*	45,313	3,961,263
WPP PLC (United Kingdom)	1,239,018	11,742,345
		48,782,911
Metals & Mining — 1.8%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	358,935	923,235
Agnico Eagle Mines Ltd. (Canada) (XLON)	44,545	2,656,159
Agnico Eagle Mines Ltd. (Canada) (NYSE)(a)	69,135	4,123,903
Alamos Gold, Inc. (Canada) (Class A Stock) (NYSE)	71,166	1,049,699
Alamos Gold, Inc. (Canada) (Class A Stock) (XTSE)	158,445	2,335,939
Alcoa Corp.	20,087	678,740
Alpha Metallurgical Resources, Inc.(a)	5,695	1,886,013
Alrosa PJSC (Russia)^	1,356,440	1
Aluminium Bahrain BSC (Bahrain)	231,985	756,758
Aluminum Corp. of China Ltd. (China) (Class H Stock)	504,000	320,927
Amman Mineral Internasional PT (Indonesia)*	905,100	499,743
Anglo American Platinum Ltd. (South Africa)	43,098	1,748,417
Anglo American PLC (South Africa)	165,997	4,090,635
Anglogold Ashanti PLC (United Kingdom)	26,232	585,665
Antofagasta PLC (Chile)	479,208	12,308,944
ArcelorMittal SA (Luxembourg)	65,101	1,789,440
ARE Holdings, Inc. (Japan)	10,600	134,653
Aya Gold & Silver, Inc. (Canada)*(a)	89,224	768,042
Barrick Gold Corp. (Canada)	96,264	1,601,833
Bellevue Gold Ltd. (Australia)*	822,489	1,011,482
BHP Group Ltd. (Australia) (XASX)	867,094	25,071,111
BHP Group Ltd. (Australia) (XLON)	358,735	10,277,128
BlueScope Steel Ltd. (Australia)	30,420	473,126
Boliden AB (Sweden)	59,744	1,658,949
Capricorn Metals Ltd. (Australia)*	402,145	1,348,955
Capstone Copper Corp. (Canada)*	152,606	971,144
Centamin PLC (Egypt)	572,679	815,606
Champion Iron Ltd. (Australia)	143,759	694,043
China Hongqiao Group Ltd. (China)	310,500	349,915
Cleveland-Cliffs, Inc.*(a)	42,588	968,451
Commercial Metals Co.	13,769	809,204
Emerald Resources NL (Australia)*	1,183,193	2,261,787
Endeavour Mining PLC (Burkina Faso)	6,347	128,950
ERO Copper Corp. (Brazil)*	166,452	3,209,720
Filo Corp. (Canada)*	46,967	820,028
First Quantum Minerals Ltd. (Zambia)	104,868	1,127,222
Foran Mining Corp. (Canada)*	148,327	455,532
Foran Mining Corp. (Canada) Lockup Shares*^	100,623	308,900
Franco-Nevada Corp. (Canada) (XTSE)	64,338	7,666,128

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Franco-Nevada Corp. (Canada) (NYSE)(a)	18,435	$2,196,715
Freeport-McMoRan, Inc.	485,943	22,849,040
G Mining Ventures Corp. (Canada)*	510,370	712,118
Glencore PLC (Australia)	1,522,453	8,354,555
Gold Fields Ltd. (South Africa)	117,095	1,878,483
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	256,318	1,526,168
Hindalco Industries Ltd. (India)	88,895	600,185
Hoa Phat Group JSC (Vietnam)*	3,085,700	3,801,596
IGO Ltd. (Australia)	961,259	4,428,959
Impala Platinum Holdings Ltd. (South Africa)	290,711	1,200,991
Industrias Penoles SAB de CV (Mexico)*	59,862	850,845
Ivanhoe Electric, Inc.*(a)	158,925	1,557,465
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	455,859	5,438,471
JFE Holdings, Inc. (Japan)	47,700	790,562
JSW Steel Ltd. (India)	42,165	421,118
Karora Resources, Inc. (Canada)*	457,607	1,716,174
Kinross Gold Corp. (Canada)	97,729	599,079
Lundin Gold, Inc. (Canada)	89,161	1,253,276
MMC Norilsk Nickel PJSC (Russia)^	5,243	—
MP Materials Corp.*(a)	26,330	376,519
Newmont Corp.(a)	83,013	2,975,186
Newmont Corp., CDI	54,626	1,922,038
NGEx Minerals Ltd. (Canada)*(a)	117,235	757,304
Nippon Steel Corp. (Japan)(a)	136,100	3,275,176
Norsk Hydro ASA (Norway)	235,404	1,293,636
Northam Platinum Holdings Ltd. (South Africa)	226,369	1,348,935
Northern Star Resources Ltd. (Australia)	483,546	4,562,532
Nucor Corp.	43,230	8,555,217
Osisko Gold Royalties Ltd. (Canada)	119,226	1,956,660
Osisko Mining, Inc. (Canada)*	573,526	1,177,072
Pilbara Minerals Ltd. (Australia)	2,762,990	6,894,898
Polyus PJSC (Russia)*^	4,693	—
Red 5 Ltd. (Australia)*	2,600,427	644,905
Reliance, Inc.(a)	30,770	10,282,719
Rio Tinto Ltd. (Australia)	15,816	1,255,242
Rio Tinto PLC (Australia)	99,792	6,309,340
Royal Gold, Inc.(a)	22,945	2,794,930
Sibanye Stillwater Ltd. (South Africa)	814,217	931,863
Skeena Resources Ltd. (Canada)*	133,936	616,014
Snowline Gold Corp. (Canada)*	111,823	497,798
South32 Ltd. (Australia)	2,980,738	5,816,411
Southern Copper Corp. (Mexico)(a)	25,988	2,768,242
SSAB AB (Sweden) (Class A Stock)	127,345	940,980
SSAB AB (Sweden) (Class B Stock)	51,216	378,161
Steel Dynamics, Inc.(a)	102,441	15,184,829
Tata Steel Ltd. (India)	555,636	1,041,901
Teck Resources Ltd. (Canada) (Class B Stock)	100,077	4,581,525
Vale SA (Brazil), ADR	260,058	3,170,107
Warrior Met Coal, Inc.	45,585	2,767,009
Wesdome Gold Mines Ltd. (Canada)*	295,480	2,201,021
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Wheaton Precious Metals Corp. (Brazil)	131,956	$6,215,195
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	500,000	1,001,701
		263,356,993
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Franklin BSP Realty Trust, Inc.(a)	119,680	1,598,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	39,258	1,114,927
PennyMac Mortgage Investment Trust	109,038	1,600,678
		4,314,530
Multi-Utilities — 0.5%
Ameren Corp.	129,417	9,571,681
CenterPoint Energy, Inc.	262,029	7,465,206
CMS Energy Corp.	34,561	2,085,411
Dominion Energy, Inc.(a)	352,542	17,341,541
Engie SA (France)	1,226,491	20,552,743
National Grid PLC (United Kingdom)	993,016	13,379,908
NiSource, Inc.(a)	43,599	1,205,948
Northwestern Energy Group, Inc.	29,163	1,485,272
		73,087,710
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	16,326	2,104,585
Derwent London PLC (United Kingdom)	47,899	1,312,505
Douglas Emmett, Inc.(a)	236,381	3,278,604
Gecina SA (France)	13,025	1,330,427
Great Portland Estates PLC (United Kingdom)	764,951	3,751,047
Kilroy Realty Corp.(a)	85,802	3,125,767
SL Green Realty Corp.(a)	14,237	784,886
		15,687,821
Oil, Gas & Consumable Fuels — 2.5%
BP PLC (United Kingdom), ADR	103,597	3,903,535
Cameco Corp. (Canada)(a)	51,563	2,233,709
Canadian Natural Resources Ltd. (Canada)	57,732	4,404,007
Cheniere Energy, Inc.	23,309	3,759,275
Chesapeake Energy Corp.(a)	78,499	6,973,066
Chevron Corp.(a)	196,394	30,979,190
ConocoPhillips	265,227	33,758,093
Diamondback Energy, Inc.	50,121	9,932,479
Enbridge, Inc. (Canada)	104,080	3,765,614
EOG Resources, Inc.(a)	118,109	15,099,055
EQT Corp.(a)	148,004	5,486,508
Equinor ASA (Norway)	815,219	21,859,611
Exxon Mobil Corp.(a)	549,140	63,832,034
Galp Energia SGPS SA (Portugal)	97,913	1,618,734
Hess Corp.	57,536	8,782,295
Kinder Morgan, Inc.	47,239	866,363
Kosmos Energy Ltd. (Ghana)*	622,541	3,710,344
Magnolia Oil & Gas Corp. (Class A Stock)(a)	91,549	2,375,696

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	95,224	$19,187,636
NAC Kazatomprom JSC (Kazakhstan), GDR	30,893	1,248,008
OMV AG (Austria)	28,651	1,356,983
Permian Resources Corp.	42,448	749,632
Phillips 66	31,550	5,153,377
Pioneer Natural Resources Co.	40,950	10,749,375
Range Resources Corp.(a)	121,453	4,181,627
Shell PLC (Netherlands)	164,009	5,441,737
Shell PLC (Netherlands), ADR(a)	250,444	16,789,766
SM Energy Co.(a)	49,530	2,469,070
Southwestern Energy Co.*(a)	658,989	4,995,137
Suncor Energy, Inc. (Canada) (NYSE)	74,296	2,742,265
Suncor Energy, Inc. (Canada) (XTSE)	88,638	3,271,207
Targa Resources Corp.	20,911	2,341,823
TotalEnergies SE (France)	485,576	33,402,479
Valero Energy Corp.(a)	45,826	7,822,040
Williams Cos., Inc. (The)	335,238	13,064,225
		358,305,995
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	31,338	2,629,572
Stora Enso OYJ (Finland) (Class R Stock)	626,088	8,706,407
West Fraser Timber Co. Ltd. (Canada) (XTSE)	17,907	1,546,198
West Fraser Timber Co. Ltd. (Canada) (NYSE)(a)	64,633	5,586,230
		18,468,407
Passenger Airlines — 0.0%
Allegiant Travel Co.(a)	18,583	1,397,627
Southwest Airlines Co.(a)	95,218	2,779,413
United Airlines Holdings, Inc.*	45,628	2,184,669
		6,361,709
Personal Care Products — 0.4%
elf Beauty, Inc.*	36,378	7,131,179
Kenvue, Inc.	419,149	8,994,937
L’Oreal SA (France)	33,103	15,676,643
Unilever PLC (United Kingdom)	594,290	29,834,453
		61,637,212
Pharmaceuticals — 2.5%
Arvinas, Inc.*(a)	43,724	1,804,927
Astellas Pharma, Inc. (Japan)	1,176,400	12,637,768
AstraZeneca PLC (United Kingdom), ADR(a)	510,925	34,615,169
Bayer AG (Germany)	219,955	6,736,029
Bristol-Myers Squibb Co.(a)	156,809	8,503,752
Elanco Animal Health, Inc.*	209,153	3,405,011
Eli Lilly & Co.	101,318	78,821,351
EyePoint Pharmaceuticals, Inc.*(a)	19,221	397,298
GSK PLC, ADR	145,828	6,251,646
Johnson & Johnson	220,984	34,957,459
Merck & Co., Inc.(a)	266,898	35,217,191
Novartis AG (Switzerland)	243,324	23,567,983
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark), ADR	52,630	$6,757,692
Novo Nordisk A/S (Denmark) (Class B Stock)	234,935	30,135,914
Otsuka Holdings Co. Ltd. (Japan)	109,800	4,560,906
Pacira BioSciences, Inc.*	11,998	350,582
Pfizer, Inc.(a)	278,398	7,725,544
Pliant Therapeutics, Inc.*(a)	79,577	1,185,697
Roche Holding AG	82,470	21,056,162
Royalty Pharma PLC (Class A Stock)	37,465	1,137,812
Sanofi SA	249,409	24,263,630
Viatris, Inc.(a)	651,491	7,778,803
Zoetis, Inc.	81,711	13,826,318
		365,694,644
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	32,691	4,852,652
Broadridge Financial Solutions, Inc.	30,144	6,175,300
Equifax, Inc.	6,647	1,778,205
FTI Consulting, Inc.*(a)	9,713	2,042,547
Huron Consulting Group, Inc.*	5,273	509,477
Paylocity Holding Corp.*(a)	15,474	2,659,362
Recruit Holdings Co. Ltd. (Japan)	262,900	11,543,100
SS&C Technologies Holdings, Inc.	64,706	4,165,125
TechnoPro Holdings, Inc. (Japan)	311,600	6,240,798
Teleperformance SE (France)	41,243	4,006,128
TransUnion	75,404	6,017,239
Verra Mobility Corp.*(a)	97,413	2,432,403
		52,422,336
Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	32,243	3,135,309
CoStar Group, Inc.*	39,664	3,831,542
Howard Hughes Holdings, Inc.*	8,231	597,735
Katitas Co. Ltd. (Japan)	57,500	749,245
Kerry Properties Ltd. (Hong Kong)	280,000	512,948
LEG Immobilien SE (Germany)*	26,828	2,304,282
Mitsubishi Estate Co. Ltd. (Japan)	117,400	2,142,078
Mitsui Fudosan Co. Ltd. (Japan)	2,203,500	23,756,978
St. Joe Co. (The)	26,661	1,545,538
StorageVault Canada, Inc. (Canada)	208,639	794,786
Sun Hung Kai Properties Ltd. (Hong Kong)	223,666	2,160,542
WHA Corp. PCL (Thailand)	2,870,600	377,977
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	383,000	1,247,011
		43,155,971
Residential REITs — 0.5%
American Homes 4 Rent (Class A Stock)(a)	273,350	10,053,813
AvalonBay Communities, Inc.	61,181	11,352,746
Boardwalk Real Estate Investment Trust (Canada)	19,268	1,110,661
Camden Property Trust	34,573	3,401,983
Canadian Apartment Properties REIT (Canada)(a)	23,976	822,889

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Residential REITs (cont’d.)
Comforia Residential REIT, Inc. (Japan)	545	$1,178,076
Equity LifeStyle Properties, Inc.	143,176	9,220,534
Equity Residential	106,313	6,709,413
Essex Property Trust, Inc.(a)	52,659	12,891,450
Sun Communities, Inc.	69,289	8,909,180
UNITE Group PLC (The) (United Kingdom)	75,407	932,806
		66,583,551
Retail REITs — 0.3%
Acadia Realty Trust(a)	390,348	6,639,820
CapitaLand Integrated Commercial Trust (Singapore)	1,282,300	1,880,187
Federal Realty Investment Trust(a)	4,254	434,418
Kimco Realty Corp.	178,561	3,501,581
Nexus Select Trust (India)	418,772	642,699
Regency Centers Corp.	131,685	7,974,844
Scentre Group (Australia)	5,989,842	13,228,713
Simon Property Group, Inc.	90,454	14,155,146
		48,457,408
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*(a)	115,319	20,813,926
Analog Devices, Inc.	35,800	7,080,882
Applied Materials, Inc.	23,500	4,846,405
ASML Holding NV (Netherlands) (XAMS)	41,542	40,273,384
ASML Holding NV (Netherlands) (XNGS)	5,009	4,861,084
Broadcom, Inc.	66,505	88,146,392
Entegris, Inc.(a)	133,274	18,730,328
First Solar, Inc.*	5,590	943,592
KLA Corp.(a)	29,663	20,721,682
Lam Research Corp.	39,076	37,965,069
Lattice Semiconductor Corp.*	57,481	4,496,739
MACOM Technology Solutions Holdings, Inc.*(a)	20,473	1,958,038
Marvell Technology, Inc.	87,609	6,209,726
Microchip Technology, Inc.	52,300	4,691,833
Micron Technology, Inc.	147,054	17,336,196
MKS Instruments, Inc.	26,699	3,550,967
Monolithic Power Systems, Inc.	8,261	5,596,167
NVIDIA Corp.	291,710	263,577,488
NXP Semiconductors NV (China)	82,953	20,553,265
QUALCOMM, Inc.	182,618	30,917,227
Renesas Electronics Corp. (Japan)	416,300	7,418,740
Semtech Corp.*(a)	83,270	2,289,092
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,674,749	40,120,646
Tokyo Electron Ltd. (Japan)	70,400	18,335,622
		671,434,490
Software — 4.6%
Adobe, Inc.*	55,690	28,101,174
Appfolio, Inc. (Class A Stock)*	3,720	917,873
Atlassian Corp. (Class A Stock)*(a)	24,442	4,768,879
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	67,233	$17,508,818
BILL Holdings, Inc.*	23,155	1,591,212
Braze, Inc. (Class A Stock)*	13,096	580,153
Cadence Design Systems, Inc.*	39,210	12,205,289
Confluent, Inc. (Class A Stock)*(a)	113,674	3,469,330
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	24,119	7,732,310
Datadog, Inc. (Class A Stock)*	46,694	5,771,378
Descartes Systems Group, Inc. (The) (Canada)*	48,574	4,445,978
DocuSign, Inc.*	37,950	2,259,923
Dynatrace, Inc.*	132,826	6,168,439
Fair Isaac Corp.*	4,813	6,014,373
Fortinet, Inc.*	222,236	15,180,941
Gen Digital, Inc.(a)	411,834	9,225,082
HashiCorp, Inc. (Class A Stock)*	75,789	2,042,514
HubSpot, Inc.*	8,050	5,043,808
Informatica, Inc. (Class A Stock)*	25,397	888,895
Intuit, Inc.	23,550	15,307,500
Manhattan Associates, Inc.*	8,877	2,221,292
Microsoft Corp.	823,106	346,297,156
MicroStrategy, Inc. (Class A Stock)*(a)	1,503	2,561,954
Nutanix, Inc. (Class A Stock)*	46,514	2,870,844
Oracle Corp.	76,585	9,619,842
Palantir Technologies, Inc. (Class A Stock)*	196,788	4,528,092
Palo Alto Networks, Inc.*(a)	14,911	4,236,662
Procore Technologies, Inc.*(a)	36,355	2,987,290
Roper Technologies, Inc.(a)	20,087	11,265,593
Salesforce, Inc.	144,553	43,536,473
Samsara, Inc. (Class A Stock)*(a)	111,252	4,204,213
SAP SE (Germany)	124,597	24,261,403
ServiceNow, Inc.*	4,256	3,244,774
Synopsys, Inc.*	39,233	22,421,659
Tyler Technologies, Inc.*	4,500	1,912,545
Workday, Inc. (Class A Stock)*	42,847	11,686,519
Workiva, Inc.*(a)	9,364	794,067
Zoom Video Communications, Inc. (Class A Stock)*	29,656	1,938,613
Zscaler, Inc.*	29,619	5,705,508
		655,518,368
Specialized REITs — 0.7%
American Tower Corp.	105,983	20,941,181
Big Yellow Group PLC (United Kingdom)	68,761	922,557
Crown Castle, Inc.	23,829	2,521,823
CubeSmart	209,807	9,487,473
Digital Core REIT Management Pte Ltd. (Singapore)	538,200	322,899
Equinix, Inc.	32,094	26,488,141
Extra Space Storage, Inc.	20,285	2,981,895
Gaming & Leisure Properties, Inc.	62,537	2,881,080
Lamar Advertising Co. (Class A Stock)	11,333	1,353,273
Public Storage	56,688	16,442,921
Rayonier, Inc.(a)	92,578	3,077,293
SBA Communications Corp.	16,941	3,671,115
Shurgard Self Storage Ltd. (Belgium)	38,618	1,722,581

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Weyerhaeuser Co.	126,067	$4,527,066
		97,341,298
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	25,784	2,193,961
AutoZone, Inc.*(a)	2,672	8,421,209
Bath & Body Works, Inc.	35,043	1,752,851
Burlington Stores, Inc.*(a)	43,664	10,138,344
Carvana Co.*(a)	13,082	1,150,039
Five Below, Inc.*	17,755	3,220,402
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	35,546	4,607,472
GameStop Corp. (Class A Stock)*(a)	24,874	311,422
Home Depot, Inc. (The)	119,658	45,900,809
Kingfisher PLC (United Kingdom)	4,001,440	12,593,640
Lowe’s Cos., Inc.(a)	63,094	16,071,935
Murphy USA, Inc.	5,206	2,182,355
O’Reilly Automotive, Inc.*(a)	9,049	10,215,235
RH*	2,281	794,381
Ross Stores, Inc.	70,568	10,356,560
TJX Cos., Inc. (The)	101,217	10,265,428
Williams-Sonoma, Inc.(a)	3,614	1,147,553
		141,323,596
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,536,562	263,489,652
Dell Technologies, Inc. (Class C Stock)	18,291	2,087,186
Pure Storage, Inc. (Class A Stock)*	190,165	9,886,678
Samsung Electronics Co. Ltd. (South Korea)	398,323	23,938,222
Western Digital Corp.*	95,310	6,503,954
		305,905,692
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA (France)	20,642	8,175,955
Moncler SpA (Italy)	153,632	11,464,134
NIKE, Inc. (Class B Stock)	152,760	14,356,385
Samsonite International SA, 144A*	1,554,300	5,889,042
Skechers USA, Inc. (Class A Stock)*	13,671	837,486
Steven Madden Ltd.(a)	56,362	2,382,985
		43,105,987
Tobacco — 0.2%
Altria Group, Inc.	41,384	1,805,170
Philip Morris International, Inc.	236,988	21,712,841
		23,518,011
Trading Companies & Distributors — 0.4%
Air Lease Corp.(a)	41,163	2,117,425
Ashtead Group PLC (United Kingdom)	158,789	11,310,416
Bunzl PLC (United Kingdom)	234,960	9,040,699
Ferguson PLC	20,578	4,494,853
GMS, Inc.*	22,220	2,162,895
Mitsubishi Corp. (Japan)	516,000	11,925,395
Rush Enterprises, Inc. (Class A Stock)	60,112	3,217,194
SiteOne Landscape Supply, Inc.*(a)	29,713	5,186,404
Sumitomo Corp. (Japan)(a)	541,400	13,041,217
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Xometry, Inc. (Class A Stock)*(a)	29,485	$498,002
Yellow Cake PLC (United Kingdom), 144A*	36,867	280,028
		63,274,528
Water Utilities — 0.0%
California Water Service Group(a)	29,459	1,369,254
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	36,905	591,218
T-Mobile US, Inc.(a)	234,829	38,328,789
United States Cellular Corp.*	13,987	510,526
		39,430,533

Total Common Stocks (cost $6,267,229,051)		7,868,905,393
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	101,265	10,071,603
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25(a)	23,750	924,587

Total Preferred Stocks (cost $9,900,305)		10,996,190
Unaffiliated Fund — 0.0%
Sprott Physical Uranium Trust (Canada)*	13,100	271,275
(cost $320,690)

Units
Warrants* — 0.0%
Metals & Mining
Osisko Mining, Inc. (Canada), expiring 08/28/24	115,214	1
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.6%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,210	1,195,742
Series 2021-01, Class C
0.890%	10/19/26	1,154	1,112,904
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,717,054
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.570%(c)	12/26/31	835	835,000

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
7.320%(c)	12/26/31	250	$250,000
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	652,946
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,802,313
Series 2024-01, Class B
5.170%	08/15/29	190	189,771
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	2,559	2,477,065
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	495	495,168
Series 2024-N01, Class B, 144A
5.630%	05/10/30	600	601,162
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,000	998,349
Series 2024-01, Class A3, 144A
5.160%	09/20/30	750	748,043
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	9	9,028
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,463,040
Series 2023-01A, Class D
6.690%	06/15/29	250	253,217
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,764,168
Series 2024-A, Class A4
5.050%	06/15/27	315	313,806
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	2,046,362
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,509,390
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,300,177
Series 2022-C, Class C
5.220%	03/15/30	580	578,739
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,570,195
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	390	388,295
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	164	160,835
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	420	417,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	263	$263,395
Series 2023-03A, Class B, 144A
6.480%	07/20/29	420	423,255
Series 2023-03A, Class C, 144A
6.740%	08/20/29	145	147,002
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	715	715,231
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	250	249,923
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	3,100	2,979,142
Series 2022-06, Class B
4.720%	06/15/27	2,400	2,381,796
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	460	459,971
Series 2024-A, Class A4, 144A
5.240%	01/22/29	440	439,001
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	340	338,425
Series 2024-01A, Class C, 144A
5.510%	01/20/32	175	175,632
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	213	214,357
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	606,250
			36,244,140
Collateralized Loan Obligations — 0.2%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.769%(c)	07/20/34	1,755	1,756,294
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.676%(c)	01/15/31	1,710	1,707,755
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.716%(c)	01/15/35	3,940	3,940,179
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.856%(c)	04/22/37	1,325	1,326,510
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34	820	818,510

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.646%(c)	07/15/33	2,075	$2,075,332
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.096%(c)	10/18/33	1,190	1,193,528
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.616%(c)	04/15/34	2,335	2,336,932
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.864%(c)	07/15/33	2,095	2,096,720
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.699%(c)	07/20/29	805	804,961
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.726%(c)	07/15/34	1,465	1,466,017
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.726%(c)	01/15/35	1,830	1,834,212
			21,356,950
Equipment — 0.0%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,070	1,069,907
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	315	319,179
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	505	502,523
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	120	119,005
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	100	101,082
Series 2023-02A, Class C, 144A
6.480%	01/21/31	195	197,561
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	373,532
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	787,522
Series 2024-A, Class A3, 144A
4.950%	07/14/31	1,705	1,699,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	350	$349,462
			5,518,903
Other — 0.1%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,090	1,126,854
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	423	409,726
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,193	1,082,526
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,407	1,225,367
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	783	794,970
Series 2023-A, Class B, 144A
6.530%	02/25/38	400	405,442
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	598	508,076
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	133	124,551
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	250	232,341
Series 2023-01A, Class A, 144A
4.930%	10/20/40	1,422	1,399,937
Series 2023-02A, Class A, 144A
6.180%	11/20/40	1,443	1,482,199
Series 2023-02A, Class B, 144A
6.330%	11/20/40	311	317,081
Progress Residential Trust,
Series 2020-SFR03, Class B, 144A
1.495%	10/17/27	230	215,391
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	1,665	1,645,193
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	1,925	1,944,701
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,252	1,106,577
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	705,958
			14,726,890
Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	704	683,035

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	519	$503,875
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	320	299,853
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	453	412,417
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,449	1,313,690
			3,212,870

Total Asset-Backed Securities (cost $82,547,739)			81,059,753
Commercial Mortgage-Backed Securities — 0.1%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.590%(c)	04/15/34	1,795	1,640,109
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	717,847
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.990%(c)	08/15/38	1,213	1,031,282
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.092%(c)	05/15/38	189	187,540
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.466%(c)	06/15/27	1,835	1,840,161
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.736%(c)	10/15/36	955	941,869
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.139%(c)	01/15/34	188	187,440
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	358,567
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.390%(c)	11/15/36	247	243,912
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.353%(c)	05/15/36	105	104,740
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	1,005	906,765
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.198%(cc)	05/25/52	700	663,108
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.648% (Cap N/A, Floor 1.534%)
6.973%(c)	12/15/36	933	$931,234
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.947% (Cap N/A, Floor 1.833%)
7.272%(c)	12/15/36	867	865,815
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.040%(c)	05/15/26	1,210	965,772
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	598,448
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	23,905
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	1,425	1,147,590
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	415,978
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.390%(c)	12/15/36	140	112,702
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.435%(c)	11/15/38	4,595	4,112,990
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.240%(c)	04/15/36	105	103,803
SCG Mortgage Trust,
Series 2023-NASH, Class A, 144A, 1 Month SOFR + 2.391% (Cap N/A, Floor 2.391%)
7.716%(c)	12/15/40	1,660	1,669,337
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	515	518,575
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.640%(c)	05/15/31	388	380,492

Total Commercial Mortgage-Backed Securities (cost $22,488,001)			20,669,981
Convertible Bonds — 0.0%
Auto Manufacturers — 0.0%
Rivian Automotive, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/29	726	586,284

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	$354,887

Total Convertible Bonds (cost $1,167,730)			941,171
Corporate Bonds — 7.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,220	1,009,162
7.750%	04/15/28(a)	2,205	1,929,839
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,375	1,297,811
7.875%	04/01/30	900	894,576
9.000%	09/15/28(a)	1,055	1,098,929
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	1,465	962,766
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	555	545,520
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29(a)	1,756	1,688,410
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31	595	624,226
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	4,025	3,658,724
			13,709,963
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	805	808,524
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	260	239,314
5.040%	05/01/27	1,190	1,167,296
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	785	782,419
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
9.750%	11/15/30(a)	835	934,165
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	1,385	1,355,835
Sr. Sec’d. Notes, 144A
6.625%	03/01/32	1,410	1,424,501
6.750%	08/15/28	1,870	1,897,412
6.875%	12/15/30	2,884	2,941,863
7.125%	12/01/31	2,404	2,479,743
			14,031,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	410	$365,587
6.000%	02/20/34	660	668,050
6.343%	08/02/30	230	239,438
7.079%	08/02/43	605	646,053
7.081%	08/02/53	1,165	1,257,693
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,625	1,610,969
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	810	810,209
			5,597,999
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	875	858,349
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,845	1,784,217
			2,642,566
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	2,161	1,944,005
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	303	243,410
			2,187,415
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.650%	11/15/28	1,020	1,051,761
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.000%	01/15/27	170	169,551
5.125%	01/19/28(a)	260	258,000
5.375%	01/18/34	165	165,539
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32	1,350	1,367,094
9.625%	04/22/30	815	955,543
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	250	243,974
6.798%	11/07/28(a)	385	401,642
6.800%	05/12/28	355	368,589
7.122%	11/07/33(a)	375	403,361
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	245	237,430

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes
5.400%	05/08/27		1,005	$1,008,005
5.800%	06/23/28		475	484,185
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27		420	419,958
5.350%	03/19/29		410	411,385
5.400%	01/08/31		240	240,819
5.500%	03/30/26		400	400,418
5.600%	03/30/28		775	783,890
6.500%	01/16/29		490	514,352
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28(a)		1,090	1,073,650
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		465	420,760
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month SOFR + 6.030% (Cap N/A, Floor 1.000%)
11.493%(c)	10/15/26(a)		4,624	4,670,700
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		3,330	3,169,625
4.625%	11/13/25(a)		930	918,431
4.750%	11/13/28(a)		890	877,347
5.600%	03/22/34		1,080	1,091,057
				22,107,066
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31(a)		3,760	3,966,800
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		1,775	1,777,698
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)		505	510,358
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
8.500%	07/15/31	EUR	2,143	2,542,549
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		1,320	1,166,313
5.375%	11/15/27(a)		535	523,845
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)		825	769,720
5.250%	04/30/31(a)		1,225	1,125,172
5.250%	07/15/31(a)		227	206,933
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)		1,640	1,681,146
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	605,840
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,290	$3,001,542
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.875%	04/14/28		255	264,606
7.125%	04/14/30		1,035	1,090,686
				19,233,208
Banks — 0.9%
Banca Transilvania SA (Romania),
Sr. Non-Preferred Notes, EMTN
8.875%(ff)	04/27/27	EUR	1,603	1,828,837
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35		1,800	1,827,360
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,900	1,892,281
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.000%	03/18/31		800	798,600
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)		620	527,471
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
7.625%(ff)	01/10/28(oo)		400	397,500
8.375%(ff)	10/14/30(oo)		1,025	1,050,625
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		2,650	2,057,062
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31		1,850	1,617,016
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29		1,380	1,334,633
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36(a)		990	834,649
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		1,036	989,704
Bank of America Corp.,
Sr. Unsec’d. Notes
5.819%(ff)	09/15/29(a)		1,822	1,868,524
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		6,875	5,644,150
1.922%(ff)	10/24/31		3,151	2,569,329
4.271%(ff)	07/23/29		799	770,242
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.188%(ff)	03/14/35		1,125	1,119,967
6.317%(ff)	10/25/29		1,165	1,229,519
6.474%(ff)	10/25/34		1,335	1,453,647

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	689	$667,925
5.304%(ff)	08/09/26	506	503,512
5.690%(ff)	03/12/30(a)	1,050	1,055,848
6.036%(ff)	03/12/55	200	208,435
6.496%(ff)	09/13/27	465	474,184
6.692%(ff)	09/13/34	1,885	2,008,310
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	1,850	1,712,984
5.875%(ff)	09/13/34	850	802,719
Sub. Notes, 144A
8.125%(ff)	01/08/39	710	734,628
8.450%(ff)	06/29/38	2,085	2,200,327
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.497%(ff)	05/20/30	1,555	1,557,422
5.738%(ff)	02/20/35	1,525	1,533,372
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	1,675	1,474,734
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,470	1,480,755
6.208%(ff)	01/18/29	1,680	1,716,021
6.684%(ff)	09/13/27	1,175	1,199,969
6.840%(ff)	09/13/34(a)	655	698,111
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	2,106	2,053,195
4.658%(ff)	05/24/28	355	349,637
5.610%(ff)	09/29/26(a)	1,800	1,803,041
Sub. Notes
4.450%	09/29/27	370	359,823
5.827%(ff)	02/13/35	4,280	4,234,197
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
7.500%	02/15/28	325	350,316
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	865	845,372
5.705%(ff)	03/01/30	890	896,177
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	845	832,996
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,700	1,693,094
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	270	262,743
2.550%	05/05/27	150	138,264
3.950%	03/14/28	458	437,517
5.631%(ff)	01/29/32	390	390,584
6.339%(ff)	07/27/29(a)	900	927,419
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		1,660	$1,516,532
1.948%(ff)	10/21/27		2,586	2,377,386
3.615%(ff)	03/15/28(a)		1,615	1,544,802
3.691%(ff)	06/05/28		2,124	2,032,270
4.482%(ff)	08/23/28(a)		1,755	1,716,874
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28		200	192,600
4.755%(ff)	06/09/28		2,780	2,724,847
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34		675	700,757
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.182%(ff)	06/01/28		2,135	1,953,932
2.522%(ff)	04/22/31		4,112	3,557,438
2.739%(ff)	10/15/30		1,449	1,283,339
5.040%(ff)	01/23/28		715	712,487
5.336%(ff)	01/23/35(a)		655	657,341
Sub. Notes
2.956%(ff)	05/13/31		2,042	1,787,065
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29		1,915	1,910,929
5.173%(ff)	01/16/30		1,125	1,126,408
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31(a)		4,230	3,696,808
Nova Kreditna Banka Maribor dd (Slovenia),
Sr. Preferred Notes
7.375%(ff)	06/29/26	EUR	1,900	2,106,185
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)		370	370,342
6.615%(ff)	10/20/27		235	241,884
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		3,560	3,355,279
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28		2,495	2,477,763
5.634%(ff)	01/19/30		1,475	1,469,670
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	917,916
2.819%(ff)	01/30/26		1,586	1,544,669
3.971%(ff)	03/30/26		1,185	1,163,777
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN
5.000%	01/17/29		1,140	1,132,519
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
5.523%	07/17/28(a)		235	240,069

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	485	$487,209
5.678%(ff)	01/23/35	815	823,302
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.650%	09/11/28	350	358,338
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	200	216,250
Sr. Unsec’d. Notes
4.550%	04/17/26	400	393,312
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	425	392,627
1.364%(ff)	01/30/27	1,035	957,275
2.193%(ff)	06/05/26	965	923,329
2.746%(ff)	02/11/33	744	607,099
3.091%(ff)	05/14/32	1,000	847,500
5.711%(ff)	01/12/27	305	305,977
6.246%(ff)	09/22/29	230	236,998
6.301%(ff)	09/22/34(a)	890	930,992
6.537%(ff)	08/12/33	810	851,513
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	998	961,373
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	1,198	1,096,769
2.572%(ff)	02/11/31	4,218	3,634,536
5.198%(ff)	01/23/30(a)	1,470	1,467,428
			125,418,462
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	2,406	2,510,035
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29(a)	1,600	1,457,090
			3,967,125
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	200	203,299
Building Materials — 0.1%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
6.375%	06/15/32	435	441,315
6.375%	03/01/34	965	968,704
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.493%	02/15/27	255	237,699
5.800%	11/30/25	330	332,190
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	700	690,156
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Sub. Notes
9.125%(ff)	03/14/28(oo)		875	$944,212
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		1,065	1,069,481
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)		1,580	1,537,654
6.500%	03/15/27		1,820	1,819,344
7.250%	01/15/31		625	649,381
				8,690,136
Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)		1,740	1,785,969
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.250%	02/15/31(a)		795	823,819
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33(a)		1,140	1,097,250
8.500%	01/12/31		660	679,140
Celanese US Holdings LLC,
Gtd. Notes
6.550%	11/15/30		205	215,849
6.700%	11/15/33		2,950	3,145,172
Hanwha Totalenergies Petrochemical Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
5.500%	07/18/29		1,250	1,242,850
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		915	779,991
MEGlobal BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		200	192,125
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	262,438
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,009,375
Vibrantz Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30(a)		1,525	1,409,012
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	1,520	1,472,161
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		1,025	974,960
7.375%	03/01/31(a)		880	892,892
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		670	599,734
				16,582,737

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	$430,748
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,390	1,374,362
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27		2,855	2,854,429
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		2,153	2,181,642
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26(a)		1,955	1,953,814
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		3,420	2,942,828
9.750%	07/15/27(a)		2,400	2,406,265
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)		1,240	1,128,859
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	1,255	1,227,091
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,295	3,450,315
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		1,200	1,126,125
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,085	1,062,358
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		555	502,763
3.750%	10/01/30		320	286,759
4.500%	07/01/28		730	696,128
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,657,225
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		1,080	1,029,494
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29(a)		3,725	3,546,871
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29		2,159	2,042,689
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
11.250%	12/15/27(a)		875	821,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36	409	$356,708
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	422	368,599
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	1,025	893,312
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32(a)	2,725	2,819,663
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/01/31(a)	1,601	1,663,366
			38,823,862
Computers — 0.0%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)	535	553,780
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	2,210	2,039,022
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	1,050	1,047,088
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	855	836,467
			4,476,357
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	35	32,763
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,735	1,588,395
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31(a)	1,541	1,607,718
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	410	417,175
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30(a)	1,775	1,863,973
			5,510,024
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,440	1,337,374
3.300%	01/30/32	990	848,191
4.625%	10/15/27(a)	355	345,809
5.100%	01/19/29	565	561,343

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28(a)	950	$928,392
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27(a)	1,885	1,950,915
Aretec Group, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	08/15/30	785	859,022
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	1,370	1,303,813
At Home Cayman (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	05/12/28	474	332,081
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30(a)	770	693,713
3.650%	05/11/27	260	248,649
3.750%	03/09/27	250	239,985
5.247%(ff)	07/26/30	425	418,552
5.468%(ff)	02/01/29	800	798,552
5.700%(ff)	02/01/30(a)	530	534,521
6.051%(ff)	02/01/35(a)	685	697,887
7.624%(ff)	10/30/31	220	243,009
Sub. Notes
2.359%(ff)	07/29/32	226	173,804
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,480	1,389,903
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	777	560,513
4.350%	06/15/29	625	609,160
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29(a)	2,938	2,721,912
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	835	874,600
Gtd. Notes, 144A
4.375%	05/15/31	255	232,255
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	1,365	1,152,086
3.200%	04/06/41	480	361,124
Gtd. Notes, 144A, MTN
2.000%	04/06/28(a)	1,810	1,615,230
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30(a)	1,670	1,441,370
6.500%	05/01/28	1,255	1,157,648
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	1,220	1,134,431
5.000%	03/15/27(a)	875	837,974
5.500%	03/15/29(a)	2,170	2,016,979
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.750%	06/15/26(a)	1,000	$1,008,223
9.375%	07/25/30	1,290	1,379,571
11.500%	03/15/31(a)	1,300	1,448,393
Sr. Unsec’d. Notes, MTN
5.625%	08/01/33	492	406,920
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	1,050	974,849
6.625%	01/15/28(a)	710	711,823
7.875%	03/15/30(a)	2,195	2,268,763
9.000%	01/15/29(a)	3,365	3,569,988
Osaic Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	555	573,305
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29(a)	1,741	1,789,306
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	256	242,261
5.750%	06/15/27	1,285	1,250,444
			44,244,643
Electric — 0.6%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	477	467,460
7.125%(ff)	03/26/79	2,075	2,062,675
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	384	383,351
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	870	871,992
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	1,625	1,640,002
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	595	592,778
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	360	342,216
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28(a)	2,235	2,143,796
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35(a)	1,043	1,042,926
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	500	470,000
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28(a)	590	601,181

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	235	$232,558
5.100%	03/01/29	1,705	1,698,936
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,110	1,006,730
6.100%	09/15/53	1,720	1,818,260
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	586,156
6.950%	11/15/29	225	241,396
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	563	595,775
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25(a)	320	325,889
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/28	235	235,629
5.450%	03/15/34(a)	640	644,880
5.600%	03/15/53	1,980	1,977,823
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	1,305	1,287,290
5.250%	03/15/34	825	833,359
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	110	111,416
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	405	406,238
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	704,734
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	543,813
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/01/34	685	682,978
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,955,000
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	480	511,904
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,577,469
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	323	308,275
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	484	462,413
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,250	$1,033,773
5.250%	02/28/53	510	485,422
5.749%	09/01/25	830	833,742
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	675	670,427
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	177	151,869
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	411	439,489
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	799,352
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	515	463,756
2.500%	02/01/31	1,461	1,216,067
3.300%	12/01/27	265	246,193
3.950%	12/01/47	740	554,057
4.550%	07/01/30	1,691	1,607,754
5.800%	05/15/34	930	938,338
5.900%	06/15/32	235	239,031
6.700%	04/01/53	430	466,253
6.750%	01/15/53	960	1,047,421
6.950%	03/15/34(a)	690	756,230
PacifiCorp,
First Mortgage
5.300%	02/15/31(a)	1,025	1,028,573
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	2,280	2,390,668
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	1,565	1,453,983
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	301,908
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	3,510	3,399,722
5.250%	07/01/30	2,105	2,006,383
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/28	235	242,051
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,640	1,644,613
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	255	240,970
3.700%	04/01/29	430	402,190
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	645	648,227

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series D
4.700%	06/01/27	1,015	$1,003,747
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	1,960	1,960,034
5.700%	03/15/34	1,495	1,542,915
Talen Energy Supply LLC,
Sr. Sec’d. Notes, 144A
8.625%	06/01/30	4,194	4,483,872
Terraform Global Operating LP,
Gtd. Notes, 144A
6.125%	03/01/26	2,195	2,162,183
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29	545	564,756
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(a)(oo)	3,616	3,685,162
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	3,305	3,416,227
Vistra Operations Co. LLC,
Gtd. Notes, 144A
7.750%	10/15/31	1,920	2,009,565
Sr. Sec’d. Notes, 144A
5.125%	05/13/25	564	559,719
6.950%	10/15/33	515	549,496
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	1,515	1,353,781
			79,367,217
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	2,055	1,875,187
5.875%	09/01/30(a)	1,185	1,155,375
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,785	1,544,623
			4,575,185
Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28	1,305	1,194,075
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30(a)	710	651,611
5.000%	01/31/28	3,114	2,968,476
			4,814,162
Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41	560	412,038
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	600	$564,746
2.000%	02/15/33	EUR	700	652,413
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	600	575,523
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25		870	868,369
				3,073,089
Entertainment — 0.2%
Banijay Entertainment SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	05/01/29	EUR	575	650,686
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
8.125%	07/01/27(a)		435	445,489
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		775	782,599
7.000%	02/15/30(a)		3,985	4,090,946
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)		666	630,581
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28		655	655,907
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,120	1,127,676
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30(a)		3,505	3,381,451
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
7.875%	07/31/28	EUR	605	690,239
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29(a)		935	925,338
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		1,920	1,857,600
5.250%	01/15/29(a)		426	410,557
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29(a)		1,560	1,602,058
7.500%	09/01/31(a)		205	213,307
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)		1,080	1,031,713
Lottomatica SpA/Roma (Italy),
Sr. Sec’d. Notes, 144A
7.125%	06/01/28	EUR	665	756,005

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Merlin Entertainments Group US Holdings, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)	900	$907,418
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26(a)	950	940,500
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	2,090	2,011,625
Ontario Gaming GTA LP (Canada),
Sr. Sec’d. Notes, 144A
8.000%	08/01/30(a)	625	643,750
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26	670	644,459
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	1,215	1,174,937
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)	2,940	2,772,739
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
7.250%	05/15/31(a)	1,519	1,538,022
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25(a)	560	560,127
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	2,237	2,134,558
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)	1,055	945,270
			33,525,557
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	525	538,125
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	1,290	1,182,616
			1,720,741
Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	1,500	1,289,063
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	355	343,644
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	790	823,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	250	$248,769
6.400%	01/15/34	250	267,697
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33(a)	2,460	2,412,667
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)	665	669,636
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	460	384,525
3.150%	12/14/51	2,580	1,769,397
			8,209,020
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,500	1,209,844
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	1,200	1,095,750
			2,305,594
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.375%	06/01/28	693	714,159
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53(a)	430	437,927
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	255	243,243
5.250%	03/30/28	255	256,926
			1,652,255
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50(a)	459	271,346
Healthcare-Products — 0.1%
Bausch + Lomb Corp.,
Sr. Sec’d. Notes, 144A
8.375%	10/01/28(a)	1,060	1,094,089
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,150	1,046,782
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	3,645	3,445,278
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	1,440	1,446,492
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	1,129	983,848

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
2.250%	09/15/31		614	$503,811
3.300%	09/15/29		750	680,905
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,100	1,276,132
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		1,155	1,157,720
5.600%	03/23/34		3,065	3,074,663
5.900%	04/30/54		1,225	1,222,926
6.000%	05/15/64		1,220	1,209,675
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.200%	01/31/34(a)		555	565,828
				17,708,149
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29(a)		720	683,928
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		4,835	4,144,610
4.250%	12/15/27		275	262,241
4.625%	12/15/29		1,520	1,443,236
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31(a)		1,160	1,036,229
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30(a)		655	471,615
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53		630	603,291
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		605	497,754
3.125%	03/15/27(a)		680	643,059
3.375%	03/15/29		275	252,307
3.500%	09/01/30(a)		3,035	2,743,140
4.500%	02/15/27		240	235,314
5.375%	09/01/26		1,545	1,544,566
5.875%	02/15/26		230	230,982
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29(a)		555	512,988
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30		1,033	1,020,081
5.375%	04/15/31		1,110	1,111,042
5.750%	04/15/54		460	462,891
5.950%	03/15/34		685	711,693
IQVIA, Inc.,
Gtd. Notes, 144A
6.500%	05/15/30(a)		630	643,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
6.250%	02/01/29	1,005	$1,043,706
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30(a)	936	979,027
11.000%	10/15/30(a)	2,610	2,789,976
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	790	742,662
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	1,150	1,152,142
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26(a)	3,305	3,314,757
Star Parent, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/01/30(a)	1,377	1,458,190
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33(a)	400	403,221
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,450	1,444,691
Sr. Sec’d. Notes
4.375%	01/15/30	2,150	1,988,075
5.125%	11/01/27	575	562,236
6.125%	06/15/30(a)	2,235	2,232,529
Sr. Sec’d. Notes, 144A
6.750%	05/15/31(a)	830	845,700
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33(a)	1,225	1,185,980
4.900%	04/15/31	1,850	1,851,209
5.000%	04/15/34	1,625	1,626,841
5.050%	04/15/53	3,170	3,081,838
5.875%	02/15/53	1,985	2,148,850
			48,105,620
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	1,170	1,176,173
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	272	253,325
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Sec’d. Notes, 144A
7.000%	01/15/31	1,645	1,663,369
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29(a)	1,845	1,716,739
6.750%	10/15/27(a)	4,920	4,840,402
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29(a)	1,130	1,135,108

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	1,130	$1,054,102
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	450	396,802
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	895	824,378
7.500%	02/15/32	2,392	2,350,371
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	1,685	1,694,780
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	690	685,436
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	250	238,977
3.850%	04/05/29(a)	1,545	1,445,305
3.900%	04/05/32(a)	455	409,449
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29(a)	240	240,426
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28(a)	4,588	4,446,164
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	1,995	1,995,074
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	5,460	5,615,689
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	1,465	1,373,836
7.375%	01/31/32	4,815	4,852,319
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30(a)	2,995	3,122,288
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30	2,140	2,257,700
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	592	504,424
5.700%	09/15/53	1,485	1,542,592
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33(a)	705	705,585
Panther Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
7.125%	06/01/31	2,870	2,921,203
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30(a)	710	663,834
			50,125,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.1%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27(a)	1,605	$1,628,731
7.125%	09/30/30(a)	2,390	2,455,565
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	750	733,157
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,425	2,061,086
4.625%	06/01/28(a)	1,290	1,218,425
5.000%	12/15/27	615	590,487
5.625%	02/15/29(a)	1,420	1,379,868
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	1,835	1,939,994
			12,007,313
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	1,260	1,202,513
5.125%	02/14/53	4,612	4,000,910
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	475	440,092
6.250%	05/15/26	535	523,943
			6,167,458
Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	1,405	1,302,100
5.875%	12/01/27(a)	2,255	2,222,184
7.250%	08/15/30	660	683,765
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	401	399,475
7.625%	03/15/30	3,460	3,569,702
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	670	705,684
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28	250	253,359
			9,136,269
Leisure Time — 0.2%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28	380	393,474
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,470	1,455,594
6.000%	05/01/29(a)	95	93,342
10.500%	06/01/30(a)	2,815	3,078,906

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Sr. Sec’d. Notes, 144A
7.000%	08/15/29	1,845	$1,920,322
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,578	1,596,443
Sr. Sec’d. Notes, 144A
5.750%	01/15/26	1,650	1,638,438
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	2,405	2,374,433
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	475	501,491
8.375%	02/01/28(a)	630	663,856
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	1,390	1,445,600
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	950	938,125
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	1,810	1,914,437
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27(a)	860	847,788
5.500%	04/01/28(a)	570	562,801
6.250%	03/15/32	1,530	1,541,475
			20,966,525
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31	2,790	2,497,840
5.750%	05/01/28	470	469,107
6.125%	04/01/32	935	938,529
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	90	88,315
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26(a)	792	749,982
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	1,023	1,020,445
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27(a)	600	573,750
			6,337,968
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	305	308,825
GrafTech Global Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	12/15/28(a)	141	104,936
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		1,840	$1,669,212
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	178,205
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28		1,705	1,665,324
Sr. Unsec’d. Notes
6.625%	07/15/28	EUR	1,089	1,138,294
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		2,740	2,644,100
				7,708,896
Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)		1,305	1,070,100
5.750%	08/15/29		1,390	1,108,525
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)		750	566,041
4.500%	06/01/33		910	710,186
6.375%	09/01/29(a)		1,635	1,552,151
7.375%	03/01/31(a)		730	715,783
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28		640	593,773
6.484%	10/23/45		419	388,783
6.650%	02/01/34(a)		1,440	1,475,871
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		3,295	2,931,378
3.900%	03/01/38		731	636,231
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		1,577	1,340,450
11.750%	01/31/29		1,125	1,125,303
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27(a)		1,595	1,509,074
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)		3,443	3,159,398
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		3,150	2,748,375
5.500%	01/14/32		1,150	999,063
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32		600	521,250
Gray Television, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)		2,270	1,490,073

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
LCPR Senior Secured Financing DAC (Puerto Rico),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	2,250	$1,878,750
6.750%	10/15/27	1,144	1,069,434
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	680	646,452
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)	285	237,533
4.000%	07/15/28(a)	2,800	2,561,997
4.125%	07/01/30(a)	1,365	1,193,346
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	1,000	938,130
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	84	81,950
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/30/30(a)	495	489,809
8.000%	08/15/28	1,890	1,926,091
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	525	443,625
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30(a)	1,080	928,800
5.500%	05/15/29(a)	690	636,249
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	680	526,709
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	810	688,500
			38,889,183
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30(a)	2,550	2,561,916
Mining — 0.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30(a)	1,014	1,064,414
Unsec’d. Notes, 144A
11.500%	10/01/31	2,115	2,355,011
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.625%	08/01/27	690	651,619
6.300%	09/08/53	400	397,375
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30	555	489,888
3.700%	01/30/50	245	168,514
5.125%	02/02/33	640	607,800
6.300%	09/08/53	1,360	1,351,075
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
6.440%	01/26/36	1,700	$1,755,559
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	493	474,847
5.000%	09/01/27	115	114,168
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	1,650	1,657,170
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	203,613
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,235	1,139,126
			12,430,179
Miscellaneous Manufacturing — 0.0%
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26(a)	860	857,809
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	2,150	1,861,981
			2,719,790
Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27	1,500	1,369,941
Oil & Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	2,935	2,970,452
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	840	806,949
7.625%	02/01/29	135	138,760
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	475	470,795
6.750%	04/15/29	2,750	2,782,325
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	960	963,325
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	525	552,268
8.625%	11/01/30(a)	585	628,019
8.750%	07/01/31(a)	805	861,945
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	680	615,846
6.750%	03/01/29(a)	2,905	2,770,256
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	255	246,553

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.250%	06/27/31(a)	950	$965,912
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	05/05/24(oo)	620	631,431
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28(a)	2,860	3,020,974
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32	1,495	1,507,409
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	1,310	1,376,574
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/53	595	641,319
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	510	421,234
5.875%	05/28/45	360	267,025
6.875%	04/29/30	250	242,373
8.375%	01/19/36	1,150	1,158,625
8.875%	01/13/33	420	441,206
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,110	1,118,537
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	835	847,653
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	1,440	1,404,483
6.000%	04/15/30(a)	470	459,852
6.000%	02/01/31	1,290	1,257,191
6.250%	11/01/28	820	819,326
6.250%	04/15/32	455	448,987
8.375%	11/01/33	950	1,028,237
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	2,050	1,705,344
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26	800	787,250
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	1,875	1,839,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	3,315	3,260,879
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/32	605	606,056
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)	1,011	1,046,892
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.375%	09/01/28(a)		340	$353,861
6.625%	09/01/30		225	238,345
7.500%	05/01/31		905	1,007,625
7.875%	09/15/31		1,310	1,485,424
7.950%	06/15/39		265	312,368
8.875%	07/15/30		1,770	2,064,769
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)		485	492,984
Permian Resources Operating LLC,
Gtd. Notes, 144A
9.875%	07/15/31		1,015	1,130,205
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		1,225	1,198,300
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)		5,490	499,590
6.000%	05/16/24(d)		14,740	1,326,600
6.000%	11/15/26(d)		2,756	250,796
9.000%	11/17/21(d)		37,670	3,767,000
9.750%	05/17/35(d)		1,091	122,192
12.750%	02/17/22(d)		5,195	628,595
Sr. Sec’d. Notes
8.500%	10/27/20(d)		542	427,785
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,075	849,645
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,675	4,390,117
5.625%	01/23/46		500	300,312
5.950%	01/28/31		900	721,260
6.500%	03/13/27		2,325	2,185,523
6.500%	06/02/41		6,167	4,188,935
10.000%	02/07/33(a)		1,500	1,488,600
Gtd. Notes, MTN
8.750%	06/02/29		3,738	3,645,718
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	216,423
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		600	502,875
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,114,706
3.125%	07/12/41		2,565	1,914,029
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
6.450%	03/05/34		390	398,360
6.950%	03/05/54(a)		360	369,103
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)		1,175	1,222,130
Gtd. Notes, 144A
4.750%	02/15/30(a)		2,035	1,897,761

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32(a)	1,450	$1,230,687
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	770	720,126
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,100	1,025,035
4.250%	04/16/39	4,000	3,501,250
Seadrill Finance Ltd. (Norway),
Sec’d. Notes, 144A
8.375%	08/01/30	2,528	2,644,541
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.079%(c)	12/15/28	1,570	1,550,770
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	2,910	2,679,058
8.375%	09/15/28	910	944,081
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	415,181
Gtd. Notes, EMTN
3.500%	10/17/49	2,925	1,990,828
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/30/28(a)	578	591,005
Transocean, Inc.,
Gtd. Notes, 144A
11.500%	01/30/27	398	414,417
Sr. Sec’d. Notes, 144A
8.750%	02/15/30(a)	1,136	1,179,812
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	1,065	1,099,921
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30(a)	1,260	1,225,224
			103,035,134
Oil & Gas Services — 0.0%
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	950	960,441
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	775	782,187
6.875%	03/15/28	2,180	2,236,298
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	870	852,600
5.375%	01/15/28	2,175	2,085,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	885	$869,456
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	75	78,576
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30	995	886,339
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	845	811,017
6.875%	07/15/33	400	417,175
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	440	441,271
Sealed Air Corp/Sealed Air Corp. US,
Gtd. Notes, 144A
7.250%	02/15/31(a)	720	749,203
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	375	400,265
			10,609,668
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	2,765	2,548,328
4.250%	11/21/49	2,220	1,921,479
4.500%	05/14/35	1,532	1,473,373
4.550%	03/15/35	506	488,289
4.875%	11/14/48	2,030	1,941,951
5.050%	03/15/34(a)	1,675	1,695,719
5.350%	03/15/44	335	341,573
5.400%	03/15/54	1,425	1,466,681
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,050	1,024,119
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.125%	11/21/26(a)	324	326,799
6.250%	01/21/29(a)	240	244,028
6.375%	11/21/30	810	827,819
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30(a)	2,481	2,190,162
3.700%	06/06/27	975	936,803
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.100%	02/22/31	630	635,894
5.200%	02/22/34(a)	1,315	1,335,540
5.550%	02/22/54	535	550,694
5.650%	02/22/64	715	736,207
6.250%	11/15/53(a)	825	929,883

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	854	$774,364
5.125%	07/20/45	65	59,870
5.625%	02/21/53	1,230	1,207,740
5.875%	06/01/53(a)	1,370	1,391,594
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	303	292,800
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33(a)	810	796,804
5.300%	05/19/53	795	790,553
5.340%	05/19/63	1,230	1,204,476
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,125	1,082,002
6.750%	03/01/28	935	953,102
7.875%	09/15/29	2,930	3,136,741
8.125%	09/15/31	930	1,015,086
			34,320,473
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	730	647,530
4.450%	07/15/27	345	336,708
5.950%	06/01/26	3,217	3,246,513
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	764	762,175
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,850	1,575,364
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	500	484,852
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	1,230	1,237,799
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)	1,230	1,222,087
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	580	665,488
Gtd. Notes, 144A
6.750%	09/15/37	450	487,831
Enbridge, Inc. (Canada),
Gtd. Notes
6.200%	11/15/30	380	402,322
6.700%	11/15/53	600	675,295
Energy Transfer LP,
Gtd. Notes, 144A
6.000%	02/01/29	145	146,305
7.375%	02/01/31	1,000	1,046,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
2.900%	05/15/25	653	$633,818
5.550%	02/15/28	1,190	1,206,314
5.550%	05/15/34(a)	660	661,915
5.950%	05/15/54	440	439,071
6.400%	12/01/30	815	859,730
6.550%	12/01/33	390	417,930
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	5,780	5,652,583
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	245	238,810
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29(a)	455	466,043
8.375%	02/15/32	1,150	1,178,750
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
5.625%	02/15/26	830	817,550
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	530	524,841
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28	235	240,448
5.800%	11/01/30	700	721,429
6.050%	09/01/33	690	720,325
6.625%	09/01/53	1,405	1,549,035
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A
9.000%	08/01/29	860	887,451
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	255	247,044
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	910	877,320
6.000%	03/01/27	1,180	1,161,566
6.000%	12/31/30	1,340	1,272,433
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	1,875	1,885,703
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29	464	483,804
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	845	760,318
5.000%	01/15/28	240	236,305
5.500%	03/01/30	1,875	1,865,692
6.875%	01/15/29	317	325,909
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
4.125%	08/15/31	1,070	952,886
6.250%	01/15/30	1,975	1,988,305

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/01/31(a)	3,215	$3,318,833
9.500%	02/01/29	2,590	2,792,096
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	245	236,514
6.350%	01/15/29	235	243,567
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	2,130	2,049,547
			50,851,143
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	745	741,447
8.000%	06/15/27(a)	1,097	1,145,067
			1,886,514
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	1,130	1,115,923
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	615	552,879
5.375%	08/01/28	1,100	1,056,308
			2,725,110
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	190	186,333
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	450	450,084
5.250%	07/15/28	240	240,102
5.450%	02/15/34(a)	1,310	1,313,614
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29	930	783,842
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	885	869,861
3.900%	03/15/27	2,823	2,708,809
4.050%	07/01/30	394	366,056
4.125%	06/15/26	1,643	1,599,558
4.125%	05/15/29	1,764	1,663,523
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	610	493,461
2.500%	07/15/31	340	281,346
5.600%	06/01/29	955	967,407
5.800%	03/01/34(a)	620	634,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	463	$458,459
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	660	509,176
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	245	210,538
3.500%	07/15/29	284	262,895
Invitation Homes Operating Partnership LP,
Gtd. Notes
5.450%	08/15/30(a)	321	322,005
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	1,669	1,634,062
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	692,476
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	1,730	1,460,352
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	2,090	1,789,243
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,425	1,357,435
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	670	606,238
2.836%	01/15/50	1,375	1,342,035
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25(a)	833	843,661
Sr. Sec’d. Notes, 144A
8.625%	11/15/31	2,385	2,545,612
			26,592,907
Retail — 0.1%
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	1,595	749,405
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK 8.625%
7.125%	05/12/28	1,021	439,914
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	980	1,000,190
Gtd. Notes, 144A
6.625%	10/01/30(a)	775	793,014
9.375%	07/01/25	701	731,132
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30(a)	685	695,466

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25	1,650	$1,662,944
Dollar General Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/27	250	241,402
5.450%	07/05/33(a)	1,235	1,239,306
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	985	1,045,331
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	503	492,096
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.375%	01/15/29	600	584,730
8.750%	01/15/32	1,505	1,456,088
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	326	267,038
5.625%	04/15/53	450	453,659
5.750%	07/01/53	445	459,311
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53	3,050	3,087,494
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29(a)	912	809,372
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31(a)	1,746	1,429,789
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,189	1,141,626
5.375%	04/01/32(a)	1,165	1,128,594
6.875%	11/15/37	284	312,496
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	405	384,227
			20,604,624
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27(a)	245	237,440
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33	873	708,165
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,225	1,060,489
Entegris, Inc.,
Gtd. Notes, 144A
5.950%	06/15/30	2,550	2,520,670
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	365	355,831
4.663%	02/15/30(a)	1,395	1,363,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
5.300%	01/15/31	456	$458,921
6.750%	11/01/29	835	896,154
			7,601,273
Software — 0.3%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	3,505	3,209,317
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26(a)	2,246	2,249,192
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	310	310,125
Capstone Borrower, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/30	1,805	1,871,808
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/29	825	854,559
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,465	2,518,203
Cloud Software Group, Inc.,
Sec’d. Notes, 144A
9.000%	09/30/29	6,780	6,505,405
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	3,515	3,337,818
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	4,150	3,878,285
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	250	241,330
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	2,120	1,749,097
3.625%	09/01/30	275	243,967
4.000%	11/15/29	520	481,846
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33	1,220	1,194,217
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	890	784,245
Twilio, Inc.,
Gtd. Notes
3.625%	03/15/29(a)	925	832,106
3.875%	03/15/31(a)	1,720	1,503,211
UKG, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/31(a)	6,090	6,205,741
			37,970,472

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.3%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.000%	02/15/28	2,040	$581,400
10.500%	05/15/27	4,380	1,637,025
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	2,120	1,428,350
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	816	576,483
C&W Senior Finance Ltd. (Puerto Rico),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	2,070	1,961,325
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	2,075	2,033,500
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,539,909
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,791,125
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	491	289,358
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,010	996,971
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,245	1,155,696
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/29	495	492,866
5.400%	04/15/34	575	573,902
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	941,371
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	507	521,418
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.200%	03/15/27	800	759,006
3.800%	03/15/32	850	762,565
4.350%	05/01/49	105	85,562
4.550%	03/15/52	2,650	2,230,060
5.000%	02/15/29	1,775	1,762,492
5.300%	02/15/34(a)	1,535	1,518,621
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	950	912,561
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,565	3,794,899
8.750%	03/15/32	1,170	1,417,583
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,240	$1,209,387
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,200	504,000
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	5,415	5,075,925
5.750%	01/15/54(a)	3,500	3,618,933
6.000%	06/15/54(a)	510	545,070
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	1,790	1,754,132
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31(a)	1,500	1,088,678
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	4,770	4,102,248
			47,662,421
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,205	1,208,961
Transportation — 0.1%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,071,408
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	350,437
4.700%	05/07/50	1,545	1,272,211
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34(a)	393	390,010
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
8.250%	02/06/28	1,010	1,005,897
Sr. Unsec’d. Notes, 144A
8.250%	02/06/28	1,305	1,299,698
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	865	854,656
			6,244,317
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30(a)	2,100	1,967,438

Total Corporate Bonds (cost $1,106,350,441)			1,057,416,053

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bond — 0.0%
Pennsylvania
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75	$67,205
(cost $75,000)
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	583	492,133
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	570	479,218
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,140	902,561
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	846	710,590
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	65	63,092
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.435%(c)	02/25/30	6	5,591
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	59
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	308	297,974
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.455%(cc)	05/25/48	2,634	2,342,984
Freddie Mac REMIC,
Series 4977, Class IO, IO
4.500%	05/25/50	523	103,537
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	107	95,763
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	97	89,148
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	81	8,549
Series 2013-82, Class IG, IO
3.500%	05/20/43	251	38,688
Series 2018-08, Class DA
3.000%	11/20/47	79	71,244
Series 2022-63, Class LM
3.500%	10/20/50	715	594,834
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.133%(cc)	07/25/44	12	11,863
Series 2020-INV01, Class A14, 144A
2.925%(cc)	10/25/50	649	546,982
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	879	$695,958
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	917	725,664
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	256	228,444
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	131	124,174
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	217	190,633
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	290	245,128
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	37	35,826
Morgan Stanley Residential Mortgage Loan Trust,
Series 2023-NQM01, Class A2, 144A
7.530%	09/25/68	403	409,586
OBX Trust,
Series 2023-NQM09, Class A2, 144A
7.513%	10/25/63	108	109,486
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.782%(cc)	08/25/47	655	593,345
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	29	26,176
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	232	213,933
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	16	15,460
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	446	410,513
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	60	57,040
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	2,228	1,763,883
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	904	715,787
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
4.000%(cc)	11/25/59	197	191,036
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	181	175,511
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	6	5,691
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	220	213,635
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	279	244,298
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	517	428,794

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		2,822	$2,441,342
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		587	535,209

Total Residential Mortgage-Backed Securities (cost $20,826,847)				17,651,362
Sovereign Bonds — 2.3%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	11/23/31	EUR	1,965	1,907,713
5.900%	06/09/28	EUR	150	166,126
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	2,325	2,257,218
5.900%	06/09/28	EUR	1,730	1,915,987
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		5,360	5,164,025
8.750%	04/14/32		720	662,400
9.375%	05/08/48		1,175	1,013,805
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		6,955	6,483,364
9.125%	11/26/49		2,100	1,779,094
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		3,785	1,964,652
3.625%(cc)	07/09/35		6,626	2,743,069
4.250%(cc)	01/09/38		4,310	1,995,502
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		3,490	3,122,459
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,760	1,776,500
7.000%	10/12/28		3,310	3,411,369
7.500%	09/20/47		1,600	1,532,500
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		1,430	1,290,128
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,509	1,430,721
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		2,400	2,316,750
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	3,625	706,445
10.000%	01/01/31	BRL	19,501	3,728,894
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	937,505
6.125%	03/15/34		1,410	1,395,195
6.250%	03/18/31		500	509,250
7.125%	05/13/54		490	493,920
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.875%	05/13/36	EUR	275	$322,365
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	1,985,394
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		1,450	916,219
3.500%	01/31/34		380	333,309
4.000%	01/31/52		430	339,834
4.950%	01/05/36		830	803,803
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		1,621	1,341,377
3.125%	04/15/31		2,900	2,312,750
4.125%	05/15/51		1,125	699,188
5.000%	06/15/45		5,770	4,174,595
5.625%	02/26/44		550	436,425
6.125%	01/18/41		465	401,063
8.000%	11/14/35		660	693,000
8.750%	11/14/53		620	672,390
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	5,751,200	1,278,685
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	993,438
Unsec’d. Notes, 144A
7.300%	11/13/54		2,980	3,167,181
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		3,705	3,321,764
5.875%	01/30/60		685	582,464
6.850%	01/27/45		3,500	3,459,750
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		7,665	6,872,152
7.050%	02/03/31		200	207,125
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
3.500%(cc)	07/31/35		1,250	655,000
Sr. Unsec’d. Notes, 144A
5.771%(s)	07/31/30		847	417,405
6.000%(cc)	07/31/30		6,751	4,570,826
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.800%	09/30/27		1,809	1,632,622
6.588%	02/21/28		230	210,091
7.500%	01/31/27		1,467	1,412,904
7.625%	05/29/32		1,081	921,890
8.500%	01/31/47		5,670	4,500,562
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29		485	447,716
8.500%	01/31/47		2,545	2,020,094
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31		945	756,000
7.500%	02/16/61		1,325	950,688
7.600%	03/01/29		550	507,719

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		1,925	$1,838,977
7.650%	06/15/35		1,655	1,260,282
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	218,577
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		1,225	1,011,773
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		2,400	1,982,250
3.250%	01/15/30		7,200	6,462,000
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		460	464,986
5.125%	01/11/33		400	407,400
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		860	585,606
Sr. Unsec’d. Notes
6.375%	02/11/27(d)		1,700	873,906
8.125%	01/18/26(d)		275	145,148
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		199	185,607
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,832,648
5.375%	04/24/32		2,300	2,209,844
Sr. Unsec’d. Notes, 144A
6.600%	06/13/36		3,775	3,856,398
7.050%	10/04/32		250	265,313
India Government Bond (India),
Sr. Unsec’d. Notes
7.180%	08/14/33	INR	92,200	1,115,388
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		5,020	4,674,875
5.250%	01/17/42		2,455	2,461,137
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28	IDR	44,927,000	2,788,279
Bonds, Series 096
7.000%	02/15/33	IDR	39,124,000	2,522,273
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,500	1,393,739
6.125%	06/15/33(a)		7,870	7,073,162
6.625%	03/22/48	EUR	3,070	2,701,407
Sr. Unsec’d. Notes, 144A
7.625%	01/30/33		1,440	1,429,200
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,590,412
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		6,450	$5,934,000
Sr. Unsec’d. Notes, 144A
7.500%	01/13/29		1,885	1,882,055
7.750%	01/15/28		1,550	1,572,281
Malaysia Government Bond (Malaysia),
Bonds, Series 0318
4.642%	11/07/33	MYR	7,950	1,783,736
Bonds, Series 419
3.828%	07/05/34	MYR	8,700	1,831,724
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	125,344	6,943,607
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29		1,235	1,219,562
6.000%	05/07/36		3,060	3,066,120
6.350%	02/09/35		2,290	2,365,856
Montenegro Government International Bond (Montenegro),
Sr. Unsec’d. Notes, 144A
7.250%	03/12/31		3,020	3,068,652
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		1,665	1,338,244
4.000%	12/15/50		4,625	3,162,344
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,366,375
6.500%	09/08/33		1,360	1,404,309
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		3,520	3,188,900
Sr. Unsec’d. Notes, EMTN
7.375%	09/28/33		600	513,563
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,650	2,603,625
5.375%	03/08/27		4,525	4,502,375
6.250%	01/25/31		725	750,602
6.500%	03/08/47		1,790	1,804,544
6.750%	10/28/27		1,300	1,352,406
6.750%	01/17/48		1,575	1,613,391
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	936,281
7.000%	01/25/51		685	721,391
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		1,694	1,291,861
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		2,080	1,329,900
6.400%	02/14/35		7,040	6,638,720
6.875%	01/31/36		575	560,086
7.875%	03/01/57		1,040	1,046,240
8.000%	03/01/38		480	502,080
Sr. Unsub. Notes
2.252%	09/29/32		6,050	4,286,425

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		2,310	$2,032,078
5.600%	03/13/48		400	363,625
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		560	453,250
4.950%	04/28/31		920	886,783
5.400%	03/30/50		200	175,938
5.850%	08/21/33		430	430,941
6.000%	02/09/36		380	385,581
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30		5,450	4,830,592
4.150%	03/29/27		1,220	1,193,050
4.400%	03/01/28		200	196,375
4.550%	03/29/26		4,995	4,954,416
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		946	926,193
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60		4,050	2,337,609
3.300%	03/11/41		1,500	1,125,938
3.550%	03/10/51		650	468,325
6.150%	08/12/32	PEN	2,870	723,803
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		4,875	3,228,164
4.625%	07/17/28		200	198,188
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	796,781
4.817%	03/14/49		4,475	4,192,068
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,160	1,026,963
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		4,370	4,171,646
Sr. Unsec’d. Notes, 144A
9.750%	02/16/31		1,715	1,753,587
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	04/04/53		660	659,809
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,346,020
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	26,305	1,105,011
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.650%	09/27/47		1,190	864,238
5.875%	04/20/32		2,710	2,442,387
6.250%	03/08/41		1,050	866,250
7.300%	04/20/52		200	173,250
Romanian Government International Bond (Romania),
Notes, 144A
5.500%	09/18/28	EUR	1,450	1,611,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes
4.000%	02/14/51		4,250	$3,013,802
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		640	453,843
5.875%	01/30/29		1,350	1,350,844
6.375%	01/30/34		1,918	1,946,171
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	479,920
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
4.750%	01/16/30		1,910	1,890,303
5.750%	01/16/54		910	900,616
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	523,081
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,822,219
3.750%	01/21/55		1,820	1,315,519
4.875%	07/18/33		675	671,414
5.000%	04/17/49		1,350	1,230,187
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33(a)		5,475	4,670,859
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		6,975	5,525,508
6.500%	09/26/33		2,270	2,316,109
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	897,875
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(d)		6,440	3,857,962
6.825%	07/18/26(d)		1,250	744,913
6.850%	11/03/25(d)		3,825	2,291,414
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)		800	476,744
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A, Cash coupon 4.950% and PIK 3.000%
7.950%	07/15/33(a)		3,140	2,875,075
Sr. Unsec’d. Notes, 144A
9.000%(cc)	12/31/50(a)		1,788	1,287,360
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		1,000	963,750
4.875%	04/16/43		2,795	1,963,487
6.000%	03/25/27		1,141	1,127,094
6.000%	01/14/41		1,700	1,400,906
6.500%	09/20/33		1,520	1,425,000
7.625%	05/15/34		1,280	1,284,800
8.600%	09/24/27		1,425	1,512,281
9.375%	03/14/29		2,450	2,666,672
9.375%	01/19/33		950	1,056,875
9.875%	01/15/28		380	418,594
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.375%	09/25/34(d)		4,760	1,387,540

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34	2,090	$2,206,256
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	621,338
7.750%	10/13/19(d)	5,500	737,488
11.750%	10/21/26(d)	750	132,750
12.750%	08/23/22(d)	3,025	508,200
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	1,100	1,092,438
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22(d)	629	410,762

Total Sovereign Bonds (cost $353,790,197)			334,332,108
U.S. Government Agency Obligations — 3.7%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	548	477,669
1.500%	02/01/36	1,472	1,281,538
2.000%	08/01/36	590	526,278
2.000%	08/01/37	329	291,337
2.000%	03/01/42	2,152	1,803,888
2.000%	06/01/50	221	178,144
2.000%	07/01/50	176	140,610
2.000%	02/01/51	4,221	3,362,085
2.000%	04/01/51	921	732,885
2.000%	05/01/51	30	23,920
2.000%	05/01/51	1,161	922,406
2.000%	05/01/51	2,053	1,626,905
2.000%	07/01/51	16	13,058
2.000%	12/01/51	1,255	1,001,962
2.000%	03/01/52	360	288,850
2.000%	04/01/52	616	487,728
2.000%	04/01/52	722	576,449
2.000%	05/01/52	189	151,471
2.000%	07/01/52	668	529,380
2.500%	07/01/37	95	86,249
2.500%	07/01/37	916	833,014
2.500%	03/01/42	1,061	921,346
2.500%	07/01/50	154	129,284
2.500%	07/01/50	1,204	1,004,847
2.500%	10/01/50	307	255,591
2.500%	05/01/51	140	117,729
2.500%	06/01/51	428	361,935
2.500%	07/01/51	185	153,899
2.500%	08/01/51	359	299,063
2.500%	08/01/51	1,152	955,695
2.500%	01/01/52	2,511	2,100,381
2.500%	04/01/52	6,345	5,252,470
2.500%	05/01/52	5,548	4,587,647
2.500%	07/01/52	83	68,631
3.000%	05/01/30	137	132,968
3.000%	11/01/33	278	260,832
3.000%	02/01/34	275	259,567
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	04/01/34	23	$21,677
3.000%	11/01/42	8	6,988
3.000%	01/01/43	9	8,307
3.000%	02/01/43	3	2,716
3.000%	02/01/43	6	5,588
3.000%	02/01/43	28	25,050
3.000%	03/01/43	26	22,874
3.000%	03/01/45	4	3,238
3.000%	04/01/45	29	26,212
3.000%	06/01/45	6	5,334
3.000%	06/01/45	46	41,237
3.000%	07/01/45	28	24,922
3.000%	02/01/47	199	175,565
3.000%	02/01/48	4	3,719
3.000%	09/01/49	342	302,696
3.000%	11/01/49	345	302,995
3.000%	02/01/50	130	114,013
3.000%	06/01/50	146	128,338
3.000%	08/01/50	622	546,595
3.000%	09/01/51	1,593	1,387,426
3.000%	11/01/51	1,074	925,004
3.000%	01/01/52	532	460,840
3.000%	04/01/52	1,250	1,076,205
3.000%	06/01/52	121	104,056
3.500%	02/01/34	40	38,210
3.500%	04/01/42	5	4,850
3.500%	04/01/42	56	51,778
3.500%	08/01/42	8	6,946
3.500%	08/01/42	11	9,759
3.500%	08/01/42	56	51,416
3.500%	09/01/42	1	548
3.500%	09/01/42	14	12,546
3.500%	09/01/42	81	74,252
3.500%	10/01/42	2	1,383
3.500%	10/01/42	21	19,130
3.500%	11/01/42	9	8,450
3.500%	12/01/42	101	93,305
3.500%	01/01/43	97	89,207
3.500%	04/01/43	3	2,795
3.500%	04/01/43	12	11,267
3.500%	04/01/43	77	71,266
3.500%	05/01/43	215	197,294
3.500%	10/01/43	25	22,851
3.500%	01/01/44	94	86,856
3.500%	03/01/44	158	144,313
3.500%	05/01/45	71	65,336
3.500%	06/01/45	14	12,703
3.500%	06/01/45	91	83,024
3.500%	12/01/46	711	647,937
3.500%	01/01/48	1,158	1,056,907
3.500%	03/01/48	527	482,369
3.500%	10/01/49	29	26,727
3.500%	12/01/49	70	63,572
3.500%	01/01/50	540	490,457
3.500%	02/01/50	1,466	1,342,673
3.500%	05/01/51	1,110	1,003,397
3.500%	04/01/52	6	5,400

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/01/52	939	$840,907
4.000%	06/01/33	45	43,394
4.000%	10/01/34	18	17,898
4.000%	08/01/37	812	790,963
4.000%	05/01/38	101	97,203
4.000%	10/01/40	1	1,163
4.000%	10/01/40	2	1,954
4.000%	10/01/40	6	6,145
4.000%	11/01/40	3	2,456
4.000%	12/01/40	1	892
4.000%	12/01/40	59	56,176
4.000%	12/01/40	145	137,244
4.000%	12/01/40	198	188,286
4.000%	02/01/41	40	37,912
4.000%	04/01/41	250	236,749
4.000%	10/01/41	15	13,764
4.000%	10/01/41	45	42,434
4.000%	12/01/41	32	30,539
4.000%	02/01/42	107	101,852
4.000%	03/01/42	3	2,557
4.000%	04/01/42	4	3,937
4.000%	04/01/42	12	11,187
4.000%	04/01/42	26	25,023
4.000%	07/01/42	246	233,146
4.000%	09/01/42	17	15,862
4.000%	11/01/42	110	104,455
4.000%	05/01/43	19	18,332
4.000%	09/01/43	75	70,731
4.000%	02/01/45	38	35,801
4.000%	05/01/45	14	13,184
4.000%	01/01/46	795	754,059
4.000%	04/01/46	2	2,183
4.000%	04/01/46	5	4,497
4.000%	04/01/46	83	78,998
4.000%	10/01/47	2	1,568
4.000%	04/01/48	2	2,208
4.000%	06/01/48	63	60,058
4.000%	02/01/50	1,207	1,132,531
4.500%	09/01/37	80	79,083
4.500%	05/01/39	20	19,326
4.500%	05/01/39	20	19,503
4.500%	06/01/39	12	11,956
4.500%	08/01/39	86	83,992
4.500%	09/01/39	6	6,124
4.500%	10/01/39	2	2,334
4.500%	10/01/39	6	5,606
4.500%	10/01/39	33	32,728
4.500%	10/01/39	115	113,024
4.500%	10/01/39	260	255,245
4.500%	12/01/39	8	8,022
4.500%	03/01/40	17	16,255
4.500%	05/01/40	8	7,858
4.500%	08/01/40	18	18,135
4.500%	08/01/40	29	28,007
4.500%	10/01/40	22	21,676
4.500%	11/01/40	16	15,613
4.500%	01/01/41	28	27,704
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	02/01/41	4	$3,591
4.500%	02/01/41	5	4,639
4.500%	02/01/41	5	4,832
4.500%	02/01/41	10	9,827
4.500%	03/01/41	23	22,539
4.500%	04/01/41	37	36,120
4.500%	04/01/41	66	65,151
4.500%	10/01/41	182	178,955
4.500%	01/01/42	10	9,991
4.500%	03/01/44	3	2,722
4.500%	03/01/44	9	8,297
4.500%	03/01/44	9	8,782
4.500%	12/01/48	183	177,292
4.500%	05/01/50	62	59,956
5.000%	07/01/25	—(r)	0
5.000%	07/01/33	—(r)	145
5.000%	11/01/33	1	562
5.000%	11/01/33	1	796
5.000%	11/01/33	1	1,223
5.000%	11/01/33	2	1,545
5.000%	07/01/35	241	242,195
5.000%	11/01/35	37	37,060
5.000%	12/01/35	—(r)	426
5.000%	04/01/40	2	1,933
5.000%	04/01/40	16	16,384
5.000%	06/01/40	17	16,989
5.000%	07/01/40	2	1,627
5.000%	07/01/40	12	11,499
5.000%	08/01/40	7	7,026
5.000%	08/01/40	20	19,870
5.000%	08/01/40	59	59,011
5.000%	06/01/41	33	32,500
5.000%	07/01/41	2	2,017
5.000%	07/01/41	3	3,054
5.000%	07/01/41	9	8,739
5.000%	07/01/41	12	11,810
5.000%	09/01/52	2,024	1,976,764
5.000%	05/01/53	299	292,478
5.000%	11/01/53	582	567,404
5.500%	03/01/34	8	8,199
5.500%	07/01/35	5	5,326
5.500%	01/01/38	153	156,459
5.500%	06/01/41	57	57,783
5.500%	08/01/53	2,761	2,755,127
5.500%	02/01/54	793	790,401
6.000%	10/01/32	—(r)	29
6.000%	03/01/33	2	1,607
6.000%	12/01/33	4	3,970
6.000%	12/01/33	44	45,162
6.000%	06/01/37	—(r)	300
6.000%	07/01/38	1	1,256
6.000%	08/01/38	2	2,194
6.500%	08/01/36	3	2,984
6.500%	09/01/39	8	7,866
7.000%	06/01/32	—(r)	274
7.000%	06/01/32	—(r)	365

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
4.848%(c)	04/01/37	8	$7,713
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.034%, Floor 1.733%)
6.108%(c)	02/01/37	3	3,198
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.072%, Floor 1.750%)
6.125%(c)	02/01/35	1	826
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.251%, Floor 1.750%)
6.000%(c)	07/01/41	41	41,691
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.451%, Floor 1.750%)
6.000%(c)	12/01/40	23	23,449
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—(r)	134
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	1	951
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	2	1,541
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.915% (Cap 7.679%, Floor 1.915%)
6.111%(c)	10/01/42	7	6,659
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.917% (Cap 10.562%, Floor 1.917%)
6.292%(c)	02/01/37	1	736
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.930% (Cap 10.966%, Floor 1.930%)
6.187%(c)	12/01/36	—(r)	314
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.030% (Cap 11.126%, Floor 2.030%)
6.276%(c)	11/01/36	1	1,188
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	1	1,129
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.340%(c)	10/01/36	—(r)	170
Federal National Mortgage Assoc.
1.500%	04/01/37	951	823,579
1.500%	05/01/37	839	726,227
1.500%	05/01/37	1,340	1,160,110
1.500%	01/01/42	1,516	1,233,762
2.000%	05/01/36	537	475,979
2.000%	09/01/36	804	719,789
2.000%	09/01/36	832	741,337
2.000%	03/01/37	4,094	3,626,279
2.000%	05/01/37	2,672	2,366,950
2.000%	06/01/37	341	302,713
2.000%	07/01/37	55	48,526
2.000%	08/01/37	2,120	1,879,561
2.000%	03/01/42	218	182,743
2.000%	04/01/42	2,520	2,113,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	08/01/42	57	$47,544
2.000%	07/01/50	68	54,924
2.000%	08/01/50	763	611,635
2.000%	10/01/50	100	80,753
2.000%	10/01/50	669	533,294
2.000%	11/01/50	56	45,170
2.000%	12/01/50	6,433	5,126,579
2.000%	01/01/51	1,229	977,977
2.000%	02/01/51	4,511	3,594,045
2.000%	03/01/51	4,912	3,901,688
2.000%	04/01/51	4,433	3,521,039
2.000%	05/01/51	29	23,122
2.000%	05/01/51	3,731	2,968,844
2.000%	07/01/51	13	10,510
2.000%	07/01/51	28	22,824
2.000%	07/01/51	29	23,218
2.000%	08/01/51	1,526	1,213,089
2.000%	12/01/51	4,491	3,586,688
2.000%	02/01/52	1,185	946,424
2.000%	02/01/52	1,351	1,086,258
2.000%	02/01/52	1,517	1,211,609
2.000%	02/01/52	3,011	2,389,131
2.000%	02/01/52	6,007	4,767,529
2.000%	03/01/52	694	557,625
2.000%	03/01/52	9,242	7,319,909
2.000%	04/01/52	956	756,978
2.000%	05/01/52	100	79,289
2.500%	TBA	2,060	1,702,508
2.500%	11/01/29	5	4,316
2.500%	01/01/31	32	29,857
2.500%	11/01/34	1,041	973,734
2.500%	11/01/36	1,010	925,183
2.500%	02/01/37	2,063	1,880,136
2.500%	04/01/37	446	399,549
2.500%	05/01/37	990	900,917
2.500%	10/01/37	53	47,721
2.500%	07/01/50	879	738,814
2.500%	09/01/50	618	520,162
2.500%	09/01/50	3,629	3,063,790
2.500%	01/01/51	339	283,231
2.500%	02/01/51	343	286,492
2.500%	05/01/51	168	140,815
2.500%	05/01/51	171	142,306
2.500%	05/01/51	220	184,668
2.500%	05/01/51	2,283	1,896,573
2.500%	06/01/51	331	277,826
2.500%	06/01/51	556	470,674
2.500%	06/01/51	2,119	1,760,058
2.500%	07/01/51	327	271,707
2.500%	07/01/51	528	436,958
2.500%	08/01/51	129	107,139
2.500%	08/01/51	283	236,018
2.500%	08/01/51	1,331	1,109,663
2.500%	08/01/51	3,293	2,743,347
2.500%	10/01/51	2,201	1,838,407
2.500%	10/01/51	2,642	2,209,966
2.500%	12/01/51	58	48,041

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	01/01/52	348	$287,540
2.500%	01/01/52	546	452,785
2.500%	01/01/52	850	712,888
2.500%	01/01/52	3,877	3,232,345
2.500%	03/01/52	118	98,532
2.500%	03/01/52	233	195,756
2.500%	04/01/52	925	766,076
2.500%	04/01/52	1,567	1,296,950
3.000%	TBA	149,660	128,739,201
3.000%	01/01/27	27	26,200
3.000%	08/01/27	2	2,293
3.000%	08/01/27	2	2,330
3.000%	10/01/27	7	7,236
3.000%	11/01/27	2	2,313
3.000%	12/01/27	4	3,924
3.000%	01/01/28	4	4,095
3.000%	02/01/28	3	3,228
3.000%	03/01/28	4	3,909
3.000%	04/01/28	3	3,360
3.000%	05/01/28	5	4,622
3.000%	06/01/28	4	4,135
3.000%	07/01/28	4	4,238
3.000%	08/01/28	5	4,723
3.000%	09/01/28	6	5,362
3.000%	11/01/28	89	85,852
3.000%	01/01/29	4	3,568
3.000%	02/01/29	91	87,368
3.000%	03/01/29	7	6,520
3.000%	12/01/32	42	39,831
3.000%	03/01/33	16	14,707
3.000%	06/01/33	1	810
3.000%	12/01/34	17	15,700
3.000%	12/01/34	60	56,352
3.000%	01/01/35	99	92,878
3.000%	05/01/35	1,682	1,573,754
3.000%	06/01/35	170	159,656
3.000%	01/01/40	1,223	1,110,649
3.000%	04/01/40	2,069	1,851,454
3.000%	09/01/42	99	88,357
3.000%	10/01/42	82	73,691
3.000%	10/01/42	225	200,699
3.000%	11/01/42	49	44,191
3.000%	11/01/42	53	46,908
3.000%	02/01/43	2	1,880
3.000%	02/01/43	3	2,440
3.000%	02/01/43	5	4,304
3.000%	02/01/43	8	7,554
3.000%	02/01/43	13	11,758
3.000%	02/01/43	39	35,083
3.000%	04/01/43	3	2,910
3.000%	04/01/43	995	887,981
3.000%	05/01/43	5	4,474
3.000%	05/01/43	13	11,733
3.000%	05/01/43	21	19,176
3.000%	05/01/43	134	119,984
3.000%	07/01/43	40	35,803
3.000%	08/01/43	16	13,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/01/43	142	$125,312
3.000%	09/01/43	195	174,353
3.000%	02/01/44	19	16,583
3.000%	12/01/44	1	748
3.000%	05/01/45	45	39,973
3.000%	08/01/45	111	98,538
3.000%	05/01/46	1,137	998,421
3.000%	08/01/46	96	84,274
3.000%	10/01/46	50	44,343
3.000%	11/01/46	40	35,017
3.000%	11/01/46	132	116,880
3.000%	11/01/46	188	165,704
3.000%	11/01/46	357	315,137
3.000%	11/01/46	1,361	1,215,395
3.000%	11/01/46	1,811	1,597,180
3.000%	01/01/47	1,053	922,270
3.000%	06/01/47	382	339,516
3.000%	03/01/48	6	5,280
3.000%	08/01/49	296	261,938
3.000%	11/01/49	80	70,102
3.000%	02/01/50	82	71,682
3.000%	03/01/50	275	241,228
3.000%	05/01/50	15	13,331
3.000%	05/01/50	5,604	4,896,785
3.000%	07/01/50	135	118,162
3.000%	08/01/50	205	177,522
3.000%	08/01/50	402	348,930
3.000%	09/01/50	13	11,219
3.000%	10/01/50	760	660,479
3.000%	02/01/52	1,318	1,135,902
3.000%	04/01/52	3,319	2,858,858
3.500%	TBA	20,435	18,286,819
3.500%	07/01/30	10	9,608
3.500%	08/01/30	54	51,831
3.500%	07/01/32	161	154,172
3.500%	12/01/33	783	752,295
3.500%	01/01/34	2	1,772
3.500%	01/01/34	4	3,747
3.500%	01/01/34	8	7,676
3.500%	01/01/34	13	12,036
3.500%	05/01/34	309	297,688
3.500%	07/01/34	15	14,122
3.500%	07/01/34	43	40,723
3.500%	08/01/34	54	51,953
3.500%	02/01/35	37	34,789
3.500%	09/01/37	29	26,759
3.500%	12/01/41	25	23,527
3.500%	06/01/42	42	38,830
3.500%	06/01/42	87	79,746
3.500%	07/01/42	50	45,506
3.500%	08/01/42	110	100,745
3.500%	09/01/42	194	177,745
3.500%	10/01/42	176	161,008
3.500%	11/01/42	29	26,480
3.500%	01/01/43	30	27,643
3.500%	01/01/43	211	192,752
3.500%	04/01/43	22	20,106

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/01/43	292	$267,858
3.500%	06/01/43	114	105,230
3.500%	06/01/43	124	114,185
3.500%	07/01/43	14	12,947
3.500%	07/01/43	36	32,850
3.500%	07/01/43	46	41,935
3.500%	07/01/43	71	65,069
3.500%	07/01/43	142	131,185
3.500%	08/01/43	33	29,835
3.500%	08/01/43	36	33,151
3.500%	03/01/44	191	175,327
3.500%	11/01/45	13	12,021
3.500%	12/01/45	485	444,685
3.500%	12/01/45	1,894	1,727,355
3.500%	01/01/46	13	11,668
3.500%	01/01/46	145	132,697
3.500%	01/01/46	196	179,146
3.500%	05/01/46	65	59,890
3.500%	06/01/46	227	209,272
3.500%	02/01/47	1,066	979,816
3.500%	08/01/47	30	27,014
3.500%	09/01/47	14	12,898
3.500%	10/01/47	62	56,366
3.500%	11/01/47	17	15,474
3.500%	01/01/48	80	73,900
3.500%	02/01/48	355	323,634
3.500%	12/01/48	693	631,739
3.500%	06/01/49	337	307,116
3.500%	06/01/49	1,238	1,135,978
3.500%	06/01/49	1,454	1,325,738
3.500%	07/01/50	713	649,626
3.500%	08/01/50	90	82,071
3.500%	01/01/52	1,139	1,022,235
4.000%	TBA	15,385	14,246,535
4.000%	11/01/31	11	10,479
4.000%	07/01/35	436	426,350
4.000%	11/01/40	19	18,431
4.000%	11/01/40	130	123,620
4.000%	12/01/40	176	164,175
4.000%	01/01/41	21	20,317
4.000%	01/01/41	115	109,355
4.000%	02/01/41	22	20,674
4.000%	02/01/41	71	66,822
4.000%	03/01/41	185	175,111
4.000%	04/01/41	62	58,334
4.000%	10/01/41	73	69,191
4.000%	11/01/41	65	61,171
4.000%	01/01/42	84	79,907
4.000%	01/01/42	88	82,741
4.000%	02/01/42	12	10,994
4.000%	02/01/42	66	62,484
4.000%	02/01/42	97	92,080
4.000%	08/01/42	232	221,069
4.000%	10/01/43	40	38,283
4.000%	05/01/45	46	43,424
4.000%	06/01/45	75	69,736
4.000%	07/01/45	24	22,972
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/45	39	$36,739
4.000%	09/01/45	817	773,914
4.000%	10/01/45	2,406	2,279,815
4.000%	12/01/45	38	35,992
4.000%	03/01/46	146	138,522
4.000%	03/01/46	162	153,790
4.000%	09/01/46	36	34,124
4.000%	02/01/47	1,998	1,892,167
4.000%	08/01/47	440	417,101
4.000%	12/01/47	31	28,777
4.000%	10/01/48	568	541,829
4.000%	12/01/49	172	161,137
4.000%	10/01/51	427	398,963
4.000%	08/01/52	1,139	1,056,032
4.000%	09/01/52	1,023	948,997
4.500%	TBA	12,390	11,798,035
4.500%	03/01/39	40	39,730
4.500%	06/01/39	21	20,177
4.500%	08/01/39	56	54,799
4.500%	09/01/39	67	65,972
4.500%	11/01/39	19	18,610
4.500%	12/01/39	96	94,309
4.500%	12/01/39	229	224,898
4.500%	04/01/40	147	143,871
4.500%	07/01/40	17	16,385
4.500%	09/01/40	174	170,875
4.500%	11/01/40	254	248,669
4.500%	12/01/40	18	17,799
4.500%	12/01/40	28	27,900
4.500%	12/01/40	125	122,903
4.500%	02/01/41	29	28,224
4.500%	02/01/41	29	28,858
4.500%	02/01/41	44	43,259
4.500%	02/01/41	78	76,287
4.500%	04/01/41	230	225,345
4.500%	05/01/41	6	6,295
4.500%	05/01/41	232	227,497
4.500%	06/01/41	18	17,976
4.500%	06/01/41	20	19,797
4.500%	08/01/41	3	3,033
4.500%	10/01/41	3	2,930
4.500%	10/01/41	5	4,925
4.500%	11/01/41	4	3,542
4.500%	11/01/41	76	74,595
4.500%	04/01/42	33	32,394
4.500%	08/01/42	8	7,769
4.500%	09/01/42	6	5,505
4.500%	09/01/42	11	11,083
4.500%	10/01/42	44	43,436
4.500%	09/01/43	13	12,869
4.500%	11/01/43	10	10,098
4.500%	06/01/44	14	13,636
4.500%	10/01/44	41	39,753
4.500%	02/01/45	10	9,527
4.500%	02/01/45	21	20,142
4.500%	10/01/45	25	24,047
4.500%	02/01/46	35	34,335

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	06/01/46	6	$6,220
4.500%	11/01/46	14	13,206
4.500%	12/01/46	28	27,424
4.500%	01/01/47	5	5,063
4.500%	01/01/47	8	8,194
4.500%	02/01/47	12	11,912
4.500%	11/01/47	402	390,563
4.500%	08/01/48	70	67,592
4.500%	12/01/48	288	278,551
4.500%	09/01/49	1,330	1,289,176
4.500%	01/01/50	58	55,495
4.500%	05/01/50	47	45,580
4.500%	07/01/52	132	126,101
4.500%	07/01/52	757	721,064
4.500%	08/01/52	1,652	1,573,060
4.500%	10/01/52	369	351,277
4.500%	01/01/53	3,892	3,705,763
5.000%	TBA	35,430	34,567,746
5.000%	06/01/24	—(r)	14
5.000%	09/01/25	—(r)	195
5.000%	04/01/34	2	1,617
5.000%	07/01/34	2	1,765
5.000%	03/01/35	76	76,738
5.000%	04/01/35	8	8,432
5.000%	04/01/35	85	85,314
5.000%	05/01/35	10	9,888
5.000%	06/01/35	3	2,676
5.000%	06/01/35	5	4,817
5.000%	06/01/35	10	10,353
5.000%	09/01/35	6	6,342
5.000%	10/01/35	13	12,611
5.000%	10/01/35	66	66,329
5.000%	03/01/36	24	24,495
5.000%	12/01/36	2	2,295
5.000%	12/01/36	83	83,867
5.000%	07/01/37	2	1,697
5.000%	07/01/37	231	232,710
5.000%	02/01/38	9	8,938
5.000%	05/01/38	60	60,307
5.000%	06/01/39	8	7,572
5.000%	06/01/39	35	35,145
5.000%	06/01/40	28	27,795
5.000%	06/01/40	36	35,838
5.000%	08/01/40	54	53,647
5.000%	04/01/41	111	110,971
5.000%	06/01/41	6	6,294
5.000%	06/01/41	17	17,383
5.000%	08/01/41	3	3,290
5.000%	09/01/41	48	47,531
5.000%	01/01/42	61	61,197
5.000%	02/01/42	17	17,338
5.000%	05/01/42	33	33,229
5.000%	07/01/42	74	73,617
5.000%	11/01/44	109	108,864
5.000%	07/01/45	290	289,791
5.000%	12/01/47	538	541,083
5.000%	02/01/49	322	321,949
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	08/01/52	542	$530,173
5.000%	10/01/52	28	26,992
5.000%	07/01/53	422	412,150
5.000%	07/01/53	1,666	1,625,704
5.000%	09/01/53	824	805,729
5.290%(cc)	08/01/41	27	26,480
5.500%	TBA	1,050	1,044,788
5.500%	09/01/34	33	33,229
5.500%	11/01/34	2	2,524
5.500%	12/01/34	10	10,182
5.500%	04/01/35	6	6,214
5.500%	11/01/35	31	32,024
5.500%	12/01/35	8	8,530
5.500%	01/01/36	1	1,199
5.500%	01/01/36	8	8,448
5.500%	03/01/36	1	1,377
5.500%	03/01/36	2	1,794
5.500%	05/01/36	39	39,850
5.500%	05/01/36	79	81,125
5.500%	07/01/36	172	175,447
5.500%	11/01/36	1	718
5.500%	08/01/37	2	1,952
5.500%	08/01/37	12	12,431
5.500%	08/01/37	48	49,205
5.500%	08/01/37	90	91,638
5.500%	09/01/37	33	33,887
5.500%	02/01/38	12	12,296
5.500%	02/01/38	80	81,712
5.500%	09/01/38	47	47,519
5.500%	04/01/39	25	26,017
5.500%	05/01/39	26	26,487
5.500%	03/01/40	49	50,278
5.500%	09/01/41	1	584
5.500%	09/01/41	77	78,486
5.500%	11/01/52	1,992	1,990,310
5.500%	03/01/53	697	693,524
5.500%	08/01/53	3,148	3,132,142
5.500%	10/01/53	807	805,127
5.500%	02/01/54	530	528,818
6.000%	TBA	330	333,004
6.000%	11/01/32	2	1,957
6.000%	03/01/33	2	1,948
6.000%	04/01/33	2	1,973
6.000%	02/01/34	20	20,400
6.000%	08/01/34	2	1,586
6.000%	11/01/34	1	1,296
6.000%	11/01/34	85	87,563
6.000%	11/01/35	15	15,631
6.000%	12/01/35	3	2,831
6.000%	02/01/36	109	112,460
6.000%	04/01/36	—(r)	9
6.000%	05/01/36	25	25,635
6.000%	05/01/36	32	32,870
6.000%	06/01/36	3	3,472
6.000%	09/01/36	3	3,155
6.000%	09/01/36	222	229,165
6.000%	11/01/36	7	6,962

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	12/01/36	1	$1,320
6.000%	01/01/37	—(r)	23
6.000%	01/01/37	3	3,026
6.000%	02/01/37	2	2,330
6.000%	02/01/37	28	29,382
6.000%	03/01/37	12	12,508
6.000%	03/01/37	72	74,900
6.000%	03/01/37	181	187,297
6.000%	05/01/37	—(r)	33
6.000%	05/01/37	2	1,584
6.000%	06/01/37	3	3,563
6.000%	08/01/37	25	26,060
6.000%	08/01/37	140	144,433
6.000%	10/01/37	3	2,750
6.000%	02/01/38	12	12,044
6.000%	03/01/38	110	113,574
6.000%	04/01/38	4	4,207
6.000%	05/01/38	26	26,908
6.000%	08/01/38	3	3,553
6.000%	09/01/38	5	5,276
6.000%	10/01/38	23	23,677
6.000%	12/01/38	1	1,079
6.000%	04/01/39	2	1,710
6.000%	06/01/39	28	29,233
6.000%	09/01/39	129	133,878
6.000%	10/01/39	35	36,561
6.000%	02/01/40	17	17,649
6.000%	10/01/40	30	31,114
6.000%	12/01/52	752	760,490
6.000%	01/01/53	1,763	1,807,763
6.000%	02/01/53	1,935	1,983,242
6.000%	09/01/53	697	705,103
6.000%	01/01/54	3,706	3,739,341
6.500%	TBA	3,175	3,243,638
6.500%	07/01/32	1	939
6.500%	07/01/32	8	7,852
6.500%	07/01/32	13	13,365
6.500%	12/01/32	1	1,377
6.500%	12/01/32	3	3,322
6.500%	07/01/35	4	3,833
6.500%	12/01/35	32	33,042
6.500%	07/01/36	1	538
6.500%	07/01/36	124	128,288
6.500%	08/01/36	5	5,295
6.500%	08/01/36	22	22,735
6.500%	08/01/36	28	28,329
6.500%	09/01/36	14	13,943
6.500%	09/01/36	56	57,922
6.500%	10/01/36	2	1,543
6.500%	10/01/36	27	28,328
6.500%	11/01/36	1	1,387
6.500%	12/01/36	1	699
6.500%	10/01/37	1	990
6.500%	10/01/37	23	23,966
6.500%	10/01/37	91	95,411
6.500%	08/01/38	10	10,298
6.500%	06/01/39	7	7,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/01/39	35	$36,195
6.500%	05/01/40	32	32,803
6.500%	05/01/40	36	38,199
6.500%	11/01/53	1,859	1,903,717
6.708%(cc)	02/01/39	10	10,072
7.000%	01/01/31	—(r)	32
7.000%	04/01/32	—(r)	29
7.000%	04/01/37	8	8,617
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1	842
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.803%(c)	07/01/35	1	576
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
5.834%(c)	12/01/35	2	2,284
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	—(r)	489
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	4	4,502
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.705%, Floor 1.800%)
6.055%(c)	01/01/42	19	19,036
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.520%, Floor 1.806%)
6.051%(c)	12/01/40	33	34,058
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.670%, Floor 1.818%)
6.304%(c)	02/01/42	6	6,014
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
6.120%(c)	08/01/36	1	1,411
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1	748
Government National Mortgage Assoc.
1.500%	12/20/36	177	152,664
1.500%	01/20/37	236	202,802
1.500%	05/20/37	399	343,701
2.000%	01/20/51	4,899	4,016,899
2.000%	03/20/51	1,222	1,001,173
2.000%	07/20/51	2,917	2,390,054
2.000%	08/20/51	2,499	2,047,128
2.000%	01/20/52	3,294	2,699,412
2.000%	03/20/52	1,430	1,171,904
2.500%	TBA	3,750	3,193,562
2.500%	08/20/50	792	676,802
2.500%	08/20/51	744	634,092
2.500%	10/20/51	7,173	6,110,323
2.500%	11/20/51	1,553	1,323,456
2.500%	12/20/51	1,837	1,565,107
2.500%	03/20/52	4,065	3,461,844
3.000%	10/15/42	9	7,852
3.000%	12/15/42	3	2,386

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/15/43	7	$6,637
3.000%	06/15/43	1	959
3.000%	07/15/43	18	16,342
3.000%	08/20/43	197	176,872
3.000%	09/20/43	193	173,696
3.000%	01/20/44	20	17,899
3.000%	02/20/44	69	62,395
3.000%	05/20/45	1,169	1,046,674
3.000%	05/20/46	32	28,434
3.000%	05/20/46	66	58,258
3.000%	05/20/46	155	138,880
3.000%	06/20/46	157	138,410
3.000%	07/20/46	45	39,296
3.000%	07/20/46	65	56,758
3.000%	07/20/46	72	64,352
3.000%	07/20/46	95	83,724
3.000%	07/20/46	196	172,422
3.000%	07/20/46	204	179,781
3.000%	08/20/46	56	49,098
3.000%	08/20/46	85	74,874
3.000%	08/20/46	90	79,009
3.000%	09/20/46	43	37,908
3.000%	09/20/46	51	44,481
3.000%	10/20/46	2,081	1,860,015
3.000%	11/20/46	953	851,877
3.000%	08/20/49	99	87,107
3.000%	10/20/49	234	203,027
3.000%	12/20/49	4	3,962
3.000%	01/20/50	6	5,357
3.000%	04/20/50	70	62,022
3.000%	05/20/50	546	474,867
3.000%	07/20/50	78	68,704
3.000%	07/20/50	132	112,696
3.000%	05/20/51	609	536,826
3.000%	06/20/51	476	419,629
3.000%	07/20/51	2,848	2,511,004
3.000%	10/20/51	2,084	1,837,692
3.000%	06/20/52	618	544,438
3.500%	05/20/42	6	5,738
3.500%	08/20/42	153	141,786
3.500%	11/20/42	3	3,150
3.500%	12/20/42	80	73,918
3.500%	03/20/43	196	178,860
3.500%	04/20/43	8	7,260
3.500%	05/20/43	105	97,211
3.500%	08/20/43	6	5,448
3.500%	11/15/43	258	240,529
3.500%	03/20/44	1	1,009
3.500%	10/20/44	31	28,891
3.500%	02/15/45	37	34,388
3.500%	02/20/45	99	90,823
3.500%	03/20/46	450	414,081
3.500%	04/20/46	7	6,600
3.500%	05/20/46	1	1,361
3.500%	05/20/46	2	2,064
3.500%	05/20/46	3	2,938
3.500%	05/20/46	4	3,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/20/46	5	$4,322
3.500%	05/20/46	6	5,853
3.500%	06/20/46	4	3,552
3.500%	06/20/46	4	4,069
3.500%	06/20/46	5	4,736
3.500%	06/20/46	5	5,044
3.500%	06/20/46	17	15,655
3.500%	06/20/46	1,127	1,041,377
3.500%	07/20/46	86	79,735
3.500%	07/20/46	327	301,603
3.500%	09/20/46	104	95,495
3.500%	10/20/46	1,195	1,100,795
3.500%	12/20/47	876	806,508
3.500%	02/20/48	36	33,077
3.500%	12/20/49	1	464
3.500%	12/20/49	1	1,279
3.500%	12/20/49	2	1,842
3.500%	01/20/50	400	367,834
3.500%	03/20/50	764	699,230
3.500%	04/20/50	102	93,173
3.500%	05/20/50	154	141,343
3.500%	11/20/50	166	152,238
3.500%	07/20/52	2,037	1,853,513
4.000%	09/20/25	2	1,834
4.000%	11/20/25	5	4,663
4.000%	01/20/26	1	1,425
4.000%	10/20/40	15	13,990
4.000%	02/20/41	17	15,982
4.000%	03/20/41	65	62,723
4.000%	05/20/41	130	125,239
4.000%	10/15/41	6	6,064
4.000%	10/15/41	26	25,128
4.000%	10/15/41	30	28,672
4.000%	10/20/41	175	168,272
4.000%	11/20/41	25	24,414
4.000%	12/20/41	13	12,166
4.000%	09/20/42	13	12,214
4.000%	11/20/42	10	9,957
4.000%	08/20/43	5	4,594
4.000%	03/20/45	719	690,589
4.000%	08/20/45	47	45,311
4.000%	01/15/47	5	4,597
4.000%	01/15/47	5	4,962
4.000%	06/20/47	496	471,569
4.000%	09/20/47	318	301,946
4.000%	01/20/48	166	156,266
4.000%	05/20/49	50	47,411
4.000%	10/20/50	981	927,775
4.000%	10/20/52	4,571	4,276,526
4.500%	04/20/35	3	3,239
4.500%	05/15/39	2	1,599
4.500%	08/15/39	13	12,314
4.500%	09/15/39	65	63,918
4.500%	09/20/39	1	694
4.500%	10/15/39	5	4,589
4.500%	11/15/39	2	2,176
4.500%	11/15/39	4	3,713

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	11/20/39	17	$16,867
4.500%	02/15/40	8	7,634
4.500%	02/20/40	151	148,798
4.500%	03/15/40	16	15,690
4.500%	05/20/40	122	120,656
4.500%	06/15/40	1	740
4.500%	06/15/40	6	5,716
4.500%	06/15/40	6	6,056
4.500%	06/15/40	22	21,398
4.500%	06/15/40	67	66,086
4.500%	07/15/40	—(r)	474
4.500%	07/15/40	2	1,835
4.500%	08/15/40	10	9,865
4.500%	09/15/40	33	32,770
4.500%	09/20/40	72	70,487
4.500%	10/15/40	3	2,534
4.500%	11/20/40	37	36,822
4.500%	02/20/41	168	165,199
4.500%	03/15/41	27	26,172
4.500%	03/20/41	402	395,640
4.500%	05/20/41	1	559
4.500%	05/20/41	12	12,264
4.500%	06/20/41	2	2,154
4.500%	07/20/41	23	22,894
4.500%	08/20/41	145	142,915
4.500%	11/20/41	380	374,149
4.500%	02/20/42	1	679
4.500%	05/20/42	4	3,702
4.500%	06/20/43	1	841
4.500%	06/20/44	1	788
4.500%	10/20/44	1	767
4.500%	01/20/45	1	692
4.500%	09/15/45	103	101,549
4.500%	01/20/46	83	81,973
4.500%	03/20/46	1	1,090
4.500%	05/20/46	1	869
4.500%	07/20/46	32	31,660
4.500%	08/20/46	55	54,318
4.500%	09/20/46	46	44,645
4.500%	01/20/47	122	120,125
4.500%	09/20/49	208	200,529
4.500%	10/20/52	3,407	3,274,670
4.500%	04/20/53	744	715,110
5.000%	TBA	950	933,619
5.000%	11/15/33	1	849
5.000%	05/15/34	53	53,087
5.000%	07/20/39	27	26,968
5.000%	08/15/39	2	2,070
5.000%	09/15/39	21	21,130
5.000%	10/15/39	4	4,222
5.000%	10/15/39	14	14,506
5.000%	10/20/39	1	1,297
5.000%	02/15/40	43	43,353
5.000%	02/15/40	43	43,353
5.000%	04/15/40	19	19,215
5.000%	05/20/40	109	109,684
5.000%	06/15/40	13	12,906
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/15/40	16	$16,177
5.000%	06/20/40	77	78,112
5.000%	07/15/40	2	2,143
5.000%	08/15/40	4	4,036
5.000%	08/20/40	60	60,319
5.000%	09/15/40	3	2,916
5.000%	09/15/40	3	3,521
5.000%	09/20/40	40	40,248
5.000%	03/20/41	83	83,417
5.000%	08/20/41	93	94,017
5.000%	06/20/47	98	98,292
5.000%	04/20/48	41	40,641
5.000%	06/20/48	57	57,155
5.000%	09/20/48	352	349,856
5.000%	12/20/48	288	286,861
5.000%	05/20/49	19	19,355
5.000%	06/20/49	959	953,727
5.500%	TBA	1,385	1,383,699
5.500%	10/20/32	—(r)	262
5.500%	03/20/34	1	896
5.500%	01/20/36	181	186,457
5.500%	03/20/48	78	80,225
5.500%	04/20/48	60	61,218
5.500%	05/20/48	27	27,632
5.500%	09/20/48	1	928
5.500%	10/20/48	16	16,574
5.500%	11/20/48	79	80,254
5.500%	12/20/48	290	295,277
5.500%	01/20/49	71	71,334
5.500%	03/20/49	106	107,292
5.500%	04/20/49	6	5,656
6.000%	TBA	2,510	2,531,938
6.000%	12/20/38	282	290,324
6.000%	05/15/40	84	86,966
6.500%	TBA	1,565	1,591,093
8.500%	06/15/26	—(r)	172

Total U.S. Government Agency Obligations (cost $550,541,872)			526,172,481
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds
3.375%	08/15/42	24,920	21,536,331
3.625%	02/15/53	16,465	14,466,046
3.625%	05/15/53	5,671	4,986,313
3.875%	02/15/43	8,680	8,027,644
4.000%	11/15/42(k)	29,285	27,596,537
4.125%	08/15/53	21,865	21,031,397
4.750%	11/15/53	32,250	34,447,031
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/25	456	444,320
0.125%	10/15/25	4,970	4,822,962
0.125%	10/15/26	3,381	3,225,868
0.125%	04/15/27	5,963	5,619,438
0.375%	01/15/27	781	744,736
0.375%	07/15/27	278	264,261
0.625%	01/15/26	1,904	1,848,556
0.625%	07/15/32	2	1,735

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.750%	02/15/42	11	$8,832
1.250%	04/15/28	63	61,179
1.375%	07/15/33	47,486	45,619,511
1.500%	02/15/53	24	21,319
1.750%	01/15/34	15,932	15,749,569
2.125%	02/15/54	2	1,628
2.375%	10/15/28	11,296	11,567,509
U.S. Treasury Notes
0.625%	08/15/30	9,650	7,729,047
1.375%	11/15/31	27,130	22,170,297
1.500%	02/15/30	4,606	3,959,721
2.750%	02/15/28	3,024	2,854,514
3.250%	06/30/27	25,355	24,491,345
4.125%	06/15/26	20,430	20,230,489
4.125%	08/31/30(a)	19,145	19,029,831
4.500%	07/15/26	20,770	20,742,415
4.625%	09/15/26	30,497	30,568,678
4.625%	10/15/26	34,720	34,820,363

Total U.S. Treasury Obligations (cost $418,331,462)			408,689,422

Total Long-Term Investments (cost $10,691,488,938)			12,311,465,998

	Shares
Short-Term Investments — 23.6%
Affiliated Mutual Funds — 22.6%
PGIM Core Ultra Short Bond Fund(wa)	2,103,549,002	2,103,549,002
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $1,141,860,634; includes $1,135,776,305 of cash collateral for securities on loan)(b)(wa)	1,142,305,880	1,141,734,727

Total Affiliated Mutual Funds (cost $3,245,409,636)		3,245,283,729

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 1.0%
U.S. Treasury Bills
5.229%	05/09/24	140,000	139,221,359
(cost $139,244,117)

Total Short-Term Investments (cost $3,384,653,753)				3,384,505,088

TOTAL INVESTMENTS—109.3% (cost $14,076,142,691)				15,695,971,086

Liabilities in excess of other assets(z) — (9.3)%				(1,335,006,538)

Net Assets — 100.0%				$14,360,964,548

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $316,240 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,109,462,810; cash collateral of $1,135,776,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,364	2 Year U.S. Treasury Notes	Jun. 2024	$278,916,689	$(334,457)
3,767	5 Year U.S. Treasury Notes	Jun. 2024	403,127,878	473,865
1,806	10 Year U.S. Treasury Notes	Jun. 2024	200,099,165	510,854
1,294	20 Year U.S. Treasury Bonds	Jun. 2024	155,846,125	1,743,562
619	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	79,851,000	655,049
1,854	Mini MSCI EAFE Index	Jun. 2024	218,503,170	1,284,251
804	Russell 2000 E-Mini Index	Jun. 2024	86,265,180	1,664,149
2,270	S&P 500 E-Mini Index	Jun. 2024	602,514,750	12,013,380
				18,010,653
Short Positions:
55	10 Year Euro-Bund	Jun. 2024	7,914,336	(66,323)
374	10 Year U.S. Treasury Notes	Jun. 2024	41,438,033	(115,979)
631	10 Year U.S. Ultra Treasury Notes	Jun. 2024	72,318,519	28,847
259	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	33,411,000	(530,344)
				(683,799)
				$17,326,854
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	GSI	BRL	3,902	$778,270	$773,159	$—	$(5,111)
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 05/24/24	BNP	EUR	269	$292,054	$290,707	$—	$(1,347)
Expiring 05/24/24	CITI	EUR	246	267,530	265,684	—	(1,846)
Expiring 05/24/24	CITI	EUR	162	177,420	175,445	—	(1,975)
Expiring 05/24/24	GSI	EUR	445	482,327	481,087	—	(1,240)
Expiring 05/24/24	JPM	EUR	159	174,830	172,275	—	(2,555)
Expiring 05/24/24	JPM	EUR	132	144,288	142,745	—	(1,543)
Expiring 05/24/24	MSI	EUR	290	317,718	313,409	—	(4,309)
Expiring 05/24/24	MSI	EUR	159	173,320	172,200	—	(1,120)
Indian Rupee,
Expiring 04/05/24	HSBC	INR	90,894	1,090,903	1,089,889	—	(1,014)
Indonesian Rupiah,
Expiring 04/05/24	DB	IDR	43,107,400	2,728,316	2,715,020	—	(13,296)
Expiring 04/05/24	DB	IDR	22,325,812	1,410,972	1,406,140	—	(4,832)
Expiring 04/05/24	DB	IDR	20,098,162	1,270,427	1,265,836	—	(4,591)
Expiring 04/05/24	HSBC	IDR	36,072,991	2,311,038	2,271,974	—	(39,064)
New Taiwanese Dollar,
Expiring 04/03/24	GSI	TWD	17,874	561,180	558,391	—	(2,789)
Expiring 04/03/24	GSI	TWD	17,874	561,600	558,405	—	(3,195)
Expiring 04/03/24	GSI	TWD	17,868	562,474	558,220	—	(4,254)
Expiring 04/03/24	GSI	TWD	16,981	532,245	530,515	—	(1,730)
Peruvian Nuevo Sol,
Expiring 04/05/24	BNP	PEN	1,343	362,593	360,841	—	(1,752)
Expiring 04/05/24	BNP	PEN	1,343	359,891	360,841	950	—
South Korean Won,
Expiring 04/05/24	HSBC	KRW	6,048,550	4,547,867	4,483,133	—	(64,734)
Expiring 07/05/24	BARC	KRW	3,035,528	2,263,681	2,260,600	—	(3,081)
				$21,370,944	$21,206,516	950	(165,378)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	GSI	BRL	21,215	$4,209,921	$4,203,199	$6,722	$—
British Pound,
Expiring 04/19/24	SSB	GBP	342	435,826	431,853	3,973	—
Colombian Peso,
Expiring 06/07/24	BNP	COP	1,087,262	269,642	277,985	—	(8,343)
Expiring 06/07/24	BNP	COP	1,076,390	269,272	275,205	—	(5,933)
Expiring 06/07/24	MSI	COP	1,092,699	273,640	279,375	—	(5,735)
Expiring 06/07/24	MSI	COP	1,092,699	273,510	279,375	—	(5,865)
Expiring 06/07/24	MSI	COP	1,087,262	271,030	277,985	—	(6,955)
Euro,
Expiring 05/24/24	BARC	EUR	358	386,304	386,792	—	(488)
Expiring 05/24/24	BNP	EUR	974	1,058,228	1,053,349	4,879	—
Expiring 05/24/24	BNP	EUR	608	658,445	657,312	1,133	—
Expiring 05/24/24	DB	EUR	763	824,540	824,855	—	(315)
Expiring 05/24/24	DB	EUR	434	469,578	469,163	415	—
Expiring 05/24/24	DB	EUR	332	360,505	358,989	1,516	—
Expiring 05/24/24	DB	EUR	166	180,048	179,202	846	—
Expiring 05/24/24	DB	EUR	90	97,007	97,044	—	(37)
Expiring 05/24/24	HSBC	EUR	88	95,701	95,215	486	—
Expiring 05/24/24	JPM	EUR	632	687,883	683,513	4,370	—
Expiring 05/24/24	SSB	EUR	20,811	22,508,331	22,503,055	5,276	—
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/24/24	SSB	EUR	4,886	$5,284,286	$5,283,047	$1,239	$—
Expiring 05/24/24	SSB	EUR	1,134	1,225,992	1,225,705	287	—
Indian Rupee,
Expiring 04/05/24	CITI	INR	26,508	317,993	317,854	139	—
Expiring 04/05/24	DB	INR	35,196	421,753	422,026	—	(273)
Expiring 04/05/24	DB	INR	31,998	383,480	383,675	—	(195)
Indonesian Rupiah,
Expiring 04/05/24	BOA	IDR	35,731,504	2,252,222	2,250,467	1,755	—
Expiring 04/05/24	DB	IDR	38,090,394	2,445,356	2,399,036	46,320	—
Expiring 04/05/24	HSBC	IDR	47,782,467	3,077,665	3,009,469	68,196	—
Expiring 07/05/24	DB	IDR	43,107,400	2,720,997	2,708,568	12,429	—
Expiring 07/05/24	DB	IDR	22,325,812	1,407,237	1,402,799	4,438	—
Expiring 07/05/24	DB	IDR	20,098,162	1,267,064	1,262,829	4,235	—
Malaysian Ringgit,
Expiring 06/07/24	BOA	MYR	6,471	1,354,986	1,360,090	—	(5,104)
Expiring 06/07/24	BOA	MYR	5,604	1,176,074	1,177,963	—	(1,889)
Expiring 06/07/24	BOA	MYR	5,189	1,088,911	1,090,666	—	(1,755)
Mexican Peso,
Expiring 04/12/24	BOA	MXN	25,733	1,499,656	1,544,411	—	(44,755)
Expiring 04/12/24	BOA	MXN	25,349	1,483,289	1,521,360	—	(38,071)
Expiring 04/12/24	MSI	MXN	25,733	1,494,274	1,544,411	—	(50,137)
Expiring 04/12/24	RBC	MXN	19,204	1,119,661	1,152,545	—	(32,884)
Expiring 04/12/24	UAG	MXN	23,731	1,372,448	1,424,227	—	(51,779)
New Taiwanese Dollar,
Expiring 04/03/24	HSBC	TWD	70,597	2,273,436	2,205,531	67,905	—
Expiring 07/05/24	GSI	TWD	17,874	564,672	561,491	3,181	—
Expiring 07/05/24	GSI	TWD	17,874	564,973	561,506	3,467	—
Expiring 07/05/24	GSI	TWD	17,868	566,037	561,319	4,718	—
Expiring 07/05/24	GSI	TWD	16,981	535,113	533,460	1,653	—
Peruvian Nuevo Sol,
Expiring 04/05/24	MSI	PEN	1,343	361,694	360,841	853	—
Expiring 04/05/24	MSI	PEN	1,343	361,694	360,841	853	—
Expiring 07/05/24	BNP	PEN	1,343	362,075	360,276	1,799	—
Expiring 07/05/24	BNP	PEN	1,343	359,322	360,276	—	(954)
South African Rand,
Expiring 07/12/24	BNP	ZAR	21,929	1,160,973	1,147,616	13,357	—
South Korean Won,
Expiring 04/05/24	BARC	KRW	3,035,528	2,252,878	2,249,907	2,971	—
Expiring 04/05/24	BNP	KRW	3,013,022	2,266,623	2,233,226	33,397	—
				$76,352,245	$76,310,904	302,808	(261,467)
						$303,758	$(426,845)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Community Healthcare Systems, Inc.	12/20/26	5.000%(Q)	650	10.688%	$(110,124)	$(83,127)	$26,997
Freeport-McMoRan, Inc.	12/20/28	1.000%(Q)	1,963	0.955%	(7,529)	4,410	11,939
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Mexico Government International Bond	12/20/28	1.000%(Q)	12,151	0.835%	$58,499	$89,278	$30,779
					$(59,154)	$10,561	$69,715

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.41.V1	06/20/29	1.000%(Q)	249,600		1.684%		$(7,564,029)		$(7,554,568)		$9,461
CDX.EM.IG.40.V1	12/20/28	1.000%(Q)	8,685		0.632%		112,620		138,586		25,966
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	96,624		3.116%		393,496		7,274,549		6,881,053
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	90,206		0.463%		1,582,059		2,089,229		507,170
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	987,350		0.513%		21,945,490		22,632,196		686,706
							$16,469,636		$24,579,992		$8,110,356

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	34,453	$349,056	$899,796	$(550,740)	MSI
CMBX.AAA	04/17/65	0.500%(M)	1,350	18,140	41,771	(23,631)	MSI
				$367,196	$941,567	$(574,371)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A51

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52